FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 FUTURITY CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........       $11.2634            $16.0639               42.62%
   V.I. Growth Fund......................        12.5052             16.6782               33.37
   V.I. Growth and Income Fund...........        11.2957             14.9550               32.40
   V.I. International Equity Fund........        10.9969             16.8153               52.91
 The Alger American Fund
   Growth Portfolio......................        12.6460             16.6799               31.90
   Income and Growth Portfolio...........        11.8414             16.6354               40.49
   Small Capitalization Portfolio........        10.3887             14.6937               41.44
 Goldman Sachs Variable Insurance Trust
   VIT CORE(SM) Large Cap Growth Fund....        11.0000             14.6906               33.55
   VIT CORE(SM) Small Cap Equity Fund....         8.9463             10.3704               15.92
   VIT CORE(SM) U.S. Equity Fund.........        11.3062             13.8599               22.59
   VIT Growth and Income Fund............         9.2498              9.6158                3.96
   VIT International Equity Fund.........        10.5032             13.6576               30.03
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....        10.8269             12.6575               16.91
   International Opportunities
    Portfolio............................         9.2403             12.4536               34.77
   Small Company Portfolio...............         8.3553             11.8980               42.40
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........        10.0766             11.6064               15.18
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........        11.3759             14.8787               30.79
   Emerging Growth Series................        12.1772             21.1132               73.38
   High Yield Series.....................         9.6667             10.1846                5.36
   Money Market Series...................        10.3120             10.6449                3.23
   Utilities Series......................        10.3843             13.4418               29.44
   Government Securities Series..........        10.5829             10.2352               (3.29)
 OCC Accumulation Trust
   Equity Portfolio......................        10.5664             10.6854                1.13
   Mid Cap Portfolio.....................         9.7036             11.6402               19.96
   Small Cap Portfolio...................         8.2560              7.9927               (3.19)
 Salomon Brothers Variable
 Series Funds, Inc.
   Variable Capital Fund.................        10.8433             13.0553               20.40
   Variable Investors Fund...............        10.2249             11.2585               10.11
   Variable Strategic Bond Fund..........        10.4937             10.3875               (1.01)
   Variable Total Return Fund............        10.1488             10.0870               (0.61)
 Warburg Pincus Trust
   Emerging Markets Portfolio............         7.2856             13.1613               80.65
   International Equity Portfolio........         9.0185             13.7221               52.16
   Post-Venture Capital Portfolio........         9.2305             14.8836               61.24
   Small Company Growth Portfolio........         8.8466             14.7515               66.75

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1998   December 31, 1999   in Unit Value
                                           ------------------  ------------------  --------------
 FUTURITY II CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........       $11.2991            $16.1116               42.59%
   V.I. Growth Fund......................        11.3293             15.1070               33.34
   V.I. Growth and Income Fund...........        11.0655             14.6474               32.37
   V.I. International Equity Fund........        10.5553             16.1369               52.88
 The Alger American Fund
   Growth Portfolio......................        11.1993             14.7688               31.87
   Income and Growth Portfolio...........        11.0273             15.4887               40.46
   Small Capitalization Portfolio........        11.3603             16.0647               41.41
 Goldman Sachs Variable Insurance Trust
   VIT CORE(SM) Large Cap Growth Fund....        11.0085             14.6991               33.53
   VIT CORE(SM) Small Cap Equity Fund....        10.8679             12.5954               15.90
   VIT CORE(SM) U.S. Equity Fund.........        10.8370             13.2821               22.56
   VIT Growth and Income Fund............        10.3642             10.7721                3.94
   VIT International Equity Fund.........        10.5999             13.7806               30.01
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....        10.7114             12.5201               16.89
   International Opportunities
    Portfolio............................        10.5058             14.1565               34.75
   Small Company Portfolio...............        10.8537             15.4528               42.37
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........        10.5917             12.1973               15.16
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........        11.1244             14.5469               30.77
   Emerging Growth Series................        11.2723             19.5404               73.35
   High Yield Series.....................         9.9916             10.5249                5.34
   Utilities Series......................        10.5369             13.6365               29.42
   Government Securities Series..........         9.9595              9.6303               (3.31)
   Total Return Series...................        10.0000*             9.7515               (2.49)
   Massachusetts Investors Trust
    Series...............................        10.0000*            10.3311                3.31
   New Discovery Series..................        10.0000*            15.7992               57.99
   Massachusetts Investors Growth Stock
    Series...............................        10.0000*            12.7880               27.88
 OCC Accumulation Trust
   Equity Portfolio......................        10.5784             10.6953                1.11
   Mid Cap Portfolio.....................        10.6171             12.7334               19.93
   Small Cap Portfolio...................        10.3520             10.0200               (3.21)
   Managed Portfolio.....................        10.5329             10.9043                3.53
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........        10.0143*            10.3353                3.21
   Sun Capital Investment Grade Bond
    Fund.................................         9.9809*             9.7835               (1.98)
   Sun Capital Real Estate Fund..........        10.0837*             9.5549               (5.24)
   Sun Capital Select Equity Fund........        10.0000*            12.4016               24.02
   Sun Capital Blue Chip Mid Cap Fund....        10.0000*            12.4368               24.37
   Sun Capital Investors Foundation
    Fund.................................        10.0000*            10.9954                9.95
 Warburg Pincus Trust
   Emerging Markets Portfolio............        10.4931             18.7689               78.87
   International Equity Portfolio........        10.3709             15.6899               51.29
   Post-Venture Capital Portfolio........        11.2546             18.1439               61.21
   Small Company Growth Portfolio........        11.0954             18.4977               66.72

 *Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           -----------------------------------------  Percent Change
                                           Beginning of Period *  December 31, 1999   in Unit Value
                                           ---------------------  ------------------  --------------
 FUTURITY FOCUS CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........        $10.0000              $14.5809               45.81%
   V.I. Growth Fund......................         10.0000               12.6718               26.72
   V.I. Growth and Income Fund...........         10.0000               12.3530               23.53
   V.I. International Equity Fund........         10.0000               15.4607               54.61
 The Alger American Fund
   Growth Portfolio......................         10.0000               11.9744               19.74
   Income and Growth Portfolio...........         10.0000               13.3063               33.06
   Small Capitalization Portfolio........         10.0000               14.3935               43.94
 Goldman Sachs Variable Insurance Trust
   VIT CORE(SM) Large Cap Growth Fund....         10.0000               12.6110               26.11
   VIT CORE(SM) Small Cap Equity Fund....         10.0000               12.6115               26.11
   VIT CORE(SM) U.S. Equity Fund.........         10.0000               11.4782               14.78
   VIT Growth and Income Fund............         10.0000               10.2122                2.12
   VIT International Equity Fund.........         10.0000               12.8408               28.41
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....         10.0000               11.3541               13.54
   International Opportunities
    Portfolio............................         10.0000               12.9528               29.53
   Small Company Portfolio...............         10.0000               15.2351               52.35
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........         10.0000               11.1378               11.38
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........         10.0000               13.0937               30.94
   Emerging Growth Series................         10.0000               16.8156               68.16
   High Yield Series.....................         10.0000               10.1744                1.74
   Utilities Series......................         10.0000               12.9391               29.39
   Government Securities Series..........         10.0000                9.8048               (1.95)
   Total Return Series...................         10.0000                9.7678               (2.32)
   Massachusetts Investors Trust
    Series...............................         10.0000               10.3484                3.48
   New Discovery Series..................         10.0000               15.8255               58.26
   Massachusetts Investors Growth Stock
    Series...............................         10.0000               12.8093               28.09
 OCC Accumulation Trust
   Equity Portfolio......................         10.0000               10.1788                1.79
   Mid Cap Portfolio.....................         10.0000               12.5548               25.55
   Small Cap Portfolio...................         10.0000               10.7094                7.09
   Managed Portfolio.....................         10.0000               10.3195                3.20
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund                  10.0000               10.2760                2.76
   Sun Capital Investment Grade Bond
    Fund.................................         10.0000                9.8082               (1.92)
   Sun Capital Real Estate Fund..........         10.0000               10.1759                1.76
   Sun Capital Select Equity Fund........         10.0000               12.4115               24.12
   Sun Capital Blue Chip Mid Cap Fund....         10.0000               12.4467               24.47
   Sun Capital Investors Foundation
    Fund.................................         10.0000               11.0042               10.04
 Warburg Pincus Trust
   Emerging Markets Portfolio............         10.0000               18.4283               84.28
   International Equity Portfolio........         10.0000               15.0418               50.42
   Post-Venture Capital Portfolio........         10.0000               16.0808               60.81
   Small Company Growth Portfolio........         10.0000               17.6963               76.96

 *Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                          Unit Value
                                           -----------------------------------------  Percent Change
                                           Beginning of Period *  December 31, 1999   in Unit Value
                                           ---------------------  ------------------  --------------
 FUTURITY ACCOLADE CONTRACTS:
 AIM Variable Insurance Fund, Inc.
   V.I. Capital Appreciation Fund........        $10.0000              $13.7461               37.46%
   V.I. Growth Fund......................         10.0000               12.6219               26.22
   V.I. Growth and Income Fund...........         10.0000               12.7245               27.25
   V.I. International Equity Fund........         10.0000               13.8416               38.42
 The Alger American Fund
   Growth Portfolio......................         10.0000               12.4941               24.94
   Income and Growth Portfolio...........         10.0000               13.9651               39.65
   Small Capitalization Portfolio........         10.0000               13.3871               33.87
 Goldman Sachs Variable Insurance Trust
   VIT CORE(SM) Large Cap Growth Fund....         10.0000               12.6147               26.15
   VIT CORE(SM) Small Cap Equity Fund....         10.0000               12.0375               20.38
   VIT CORE(SM) U.S. Equity Fund.........         10.0000               11.7733               17.73
   VIT Growth and Income Fund............         10.0000               11.2057               12.06
   VIT International Equity Fund.........         10.0000               12.0983               20.98
 J.P. Morgan Series Trust II
   U.S. Disciplined Equity Portfolio.....         10.0000               11.5320               15.32
   International Opportunities
    Portfolio............................         10.0000               11.7681               17.68
   Small Company Portfolio...............         10.0000               13.7122               37.12
 Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio...........         10.0000               11.4167               14.17
 MFS/Sun Life Series Trust
   Capital Appreciation Series...........         10.0000               13.4436               34.44
   Emerging Growth Series................         10.0000               15.8653               58.65
   High Yield Series.....................         10.0000               10.2886                2.89
   Utilities Series......................         10.0000               12.0305               20.31
   Government Securities Series..........         10.0000                9.9962               (0.04)
   Total Return Series...................         10.0000               10.4572                4.57
   Massachusetts Investors Trust
    Series...............................         10.0000               11.4114               14.11
   New Discovery Series..................         10.0000               15.8588               58.59
   Massachusetts Investors Growth Stock
    Series...............................         10.0000               13.1026               31.03
 OCC Accumulation Trust
   Equity Portfolio......................         10.0000               10.7137                7.14
   Mid Cap Portfolio.....................         10.0000               12.5624               25.62
   Small Cap Portfolio...................         10.0000               10.5551                5.55
   Managed Portfolio.....................         10.0000               10.5852                5.85
 Sun Capital Advisers Trust
   Sun Capital Money Market Fund.........         10.0000               10.0779                0.78
   Sun Capital Investment Grade Bond
    Fund.................................         10.0000               10.0222                0.22
   Sun Capital Real Estate Fund..........         10.0000               10.3018                3.02
   Sun Capital Select Equity Fund........         10.0000               13.5393               35.39
   Sun Capital Blue Chip Mid Cap Fund....         10.0000               13.2132               32.13
   Sun Capital Investors Foundation
    Fund.................................         10.0000               11.9051               19.05

 *Reflects unit value on the date of commencement of operations.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999

 ASSETS:                                       Shares        Cost         Value
 Investments in:                             ----------  ------------  ------------
     AIM Variable Insurance Fund, Inc.
       V.I. Capital Appreciation Fund
        ("AIM1")...........................     255,687  $  6,981,155  $  9,097,348
       V.I. Growth Fund ("AIM2")...........     741,254    20,293,321    23,905,448
       V.I. Growth and Income Fund
        ("AIM3")...........................     981,255    25,698,056    30,997,847
       V.I. International Equity Fund
        ("AIM4")...........................     663,340    14,275,089    19,429,224
     The Alger American Fund
       Growth Portfolio ("AL1")............     591,197    33,048,256    38,061,287
       Income and Growth Portfolio
        ("AL2")............................   1,129,592    15,318,235    19,858,219
       Small Capitalization Portfolio
        ("AL3")............................     119,865     5,181,035     6,610,539
     Goldman Sachs Variable Insurance Trust
       VIT CORE(SM) Large Cap Growth Fund
        ("GS1")............................     985,947    12,493,582    15,577,956
       VIT CORE(SM) Small Cap Equity Fund
        ("GS2")............................     169,591     1,540,419     1,797,668
       VIT CORE(SM) U.S. Equity Fund
        ("GS3")............................   1,288,723    16,049,358    18,016,345
       VIT Growth and Income Fund
        ("GS4")............................     498,885     5,372,735     5,432,857
       VIT International Equity Fund
        ("GS5")............................     188,532     2,450,696     2,728,066
     J.P. Morgan Series Trust II
       U.S. Disciplined Equity Portfolio
        ("JP1")............................     887,236    14,979,632    15,393,540
       International Opportunities
        Portfolio ("JP2")..................     238,484     2,857,497     3,298,239
       Small Company Portfolio ("JP3").....      89,517     1,161,883     1,497,621
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio
        ("LA1")............................     946,232    21,136,754    20,968,509
     MFS/Sun Life Series Trust
       Capital Appreciation
        Series ("CAS").....................     277,227    12,143,992    15,002,355
       Emerging Growth Series ("EGS")......     772,757    19,942,257    31,124,303
       High Yield Series ("HYS")...........   1,387,022    12,467,981    12,505,613
       Money Market ("MMS")................   7,058,196     7,058,196     7,058,196
       Utilities Series ("UTS")............     949,600    16,114,520    18,839,274
       Government Securities
        Series ("GSS").....................   1,192,434    15,134,821    14,877,998
       Total Return Series ("TRS").........     142,102     2,643,887     2,665,736
       Massachusetts Investors Trust
        Series ("MIT").....................     206,245     7,440,462     7,826,694
       New Discovery Series ("NWD")........     116,796     1,515,491     1,973,431
       Massachusetts Investors Growth Stock
        Series ("MIS").....................     517,193     7,122,612     8,342,950
     OCC Accumulation Trust
       Equity Portfolio ("OP1")............     332,052    12,587,611    12,471,865
       Mid Cap Portfolio ("OP2")...........     360,177     3,599,355     4,188,853
       Small Cap Portfolio ("OP3").........     125,799     2,848,635     2,832,996
       Managed Portfolio ("OP4")...........      56,761     2,479,633     2,477,620
     Salomon Brothers Variable
      Series Funds, Inc.
       Variable Capital Fund ("SB1").......      28,306       318,508       386,941
       Variable Investors Fund ("SB2").....      54,050       608,228       661,035
       Variable Strategic Bond Fund
        ("SB3")............................     701,256     7,086,047     6,774,136
       Variable Total Return Fund
        ("SB4")............................     649,718     6,792,139     6,646,615
     Sun Capital Advisers Trust
       Sun Capital Money Market Fund
        ("SCA1")...........................  11,347,946    11,347,946    11,347,946
       Sun Capital Investment Grade Bond
        Fund ("SCA2")......................     882,011     8,403,348     8,236,211
       Sun Capital Real Estate Fund
        ("SCA3")...........................     146,885     1,384,282     1,313,801
       Sun Capital Select Equity Fund
        ("SCA4")...........................     106,584     1,129,237     1,346,991
       Sun Capital Blue Chip Mid Cap Fund
        ("SCA5")...........................     241,145     2,528,473     2,966,087
       Sun Capital Investors Foundation
        Fund ("SCA6")......................      44,737       446,889       500,802
     Warburg Pincus Trust
       Emerging Markets Portolio ("WP1")...     156,084     1,879,019     2,213,268
       International Equity Portfolio
        ("WP2")............................      72,377       925,062     1,208,689
       Post-Venture Capital Portfolio
        ("WP3")............................      39,356       555,678       757,995
       Small Company Growth Portfolio
        ("WP4")............................     142,923     2,639,880     3,744,591
                                                         ------------  ------------
                                                         $367,981,892  $422,963,705
                                                         ============
 OTHER ASSETS:
   Receivable from sponsor...........................................           313
                                                                       ------------
         Net assets..................................................  $422,964,018
                                                                       ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts   Reserve for
                                                 -------------------------------------   Variable
                                                   Units     Unit Value      Value       Annuities      Total
                                                 ----------  ----------  -------------  -----------  ------------
  NET ASSETS APPLICABLE CONTRACT OWNERS:
    FUTURITY CONTRACTS:
    AIM Variable Insurance Fund, Inc
      V.I. Capital Appreciation Fund...........   227,735     $16.0639   $  3,658,220    $ 20,442    $  3,678,662
      V.I. Growth Fund.........................   442,430      16.6782      7,378,831      15,694       7,394,525
      V.I. Growth and Income Fund..............   799,385      14.9550     11,954,650      --          11,954,650
      V.I. International Equity Fund...........   458,813      16.8153      7,714,633      18,492       7,733,125
    The Alger American Fund
      Growth Portfolio.........................   755,329      16.6799     12,598,909      19,591      12,618,500
      Income and Growth Portfolio..............   434,832      16.6354      7,233,458      --           7,233,458
      Small Capitalization Portfolio...........   182,220      14.6937      2,677,436      --           2,677,436
    Goldman Sachs Variable Insurance Trust
      VIT CORE(SM) Large-Cap Growth Fund.......   423,081      14.6906      6,215,258      30,248       6,245,506
      VIT CORE(SM) Small Cap Equity Fund.......    80,363      10.3704        833,389      21,975         855,364
      VIT CORE(SM) U.S. Equity Fund............   575,303      13.8599      7,973,615       1,746       7,975,361
      VIT Growth and Income Fund...............   301,072       9.6158      2,895,047      --           2,895,047
      VIT International Equity Fund............    62,975      13.6576        860,104      14,975         875,079
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........   568,955      12.6575      7,200,012      16,167       7,216,179
      International Opportunities Portfolio....   105,324      12.4536      1,311,641      14,966       1,326,607
      Small Company Portfolio..................    41,135      11.8980        488,979      --             488,979
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............   681,170      11.6064      7,905,869      --           7,905,869
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............   490,436      14.8787      7,297,103      18,186       7,315,289
      Emerging Growth Series...................   644,429      21.1132     13,605,969      24,357      13,630,326
      High Yield Series........................   581,114      10.1846      5,918,296      30,070       5,948,366
      Money Market.............................   663,091      10.6449      7,058,196      --           7,058,196
      Utilities Series.........................   762,245      13.4418     10,246,498      38,625      10,285,123
      Government Securities Series.............   635,712      10.2352      6,507,038      38,668       6,545,706
    OCC Accumulation Trust
      Equity Portfolio.........................   770,005      10.6854      8,228,328       1,399       8,229,727
      Mid Cap Portfolio........................   208,499      11.6402      2,426,934      16,257       2,443,191
      Small Cap Portfolio......................   235,529       7.9927      1,882,593      12,267       1,894,860
    Salomon Brothers Variable
     Series Funds, Inc.
      Variable Capital Fund....................    29,639      13.0553        386,941      --             386,941
      Variable Investors Fund..................    58,715      11.2585        661,035      --             661,035
      Variable Strategic Bond Fund.............   649,260      10.3875      6,743,944      29,428       6,773,372
      Variable Total Return Fund...............   657,323      10.0870      6,630,414      15,568       6,645,982
    Warburg Pincus Trust
      Emerging Markets Portfolio...............    68,070      13.1613        895,490      19,339         914,829
      International Equity Portfolio...........    52,931      13.7221        726,022      --             726,022
      Post-Venture Capital Portfolio...........    21,318      14.8836        317,283      22,511         339,794
      Small Company Growth Portfolio...........   153,457      14.7515      2,263,671      --           2,263,671
                                                                         ------------    --------    ------------
                                                                         $170,695,806    $440,971    $171,136,777
                                                                         ------------    --------    ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  ------------
    FUTURITY II CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........     299,649   $16.1116   $  4,827,802  $    8,726   $  4,836,528
      V.I. Growth Fund.........................     997,502    15.1070     15,069,053      79,067     15,148,120
      V.I. Growth and Income Fund..............   1,213,444    14.6474     17,773,822       7,527     17,781,349
      V.I. International Equity Fund...........     659,564    16.1369     10,643,339     105,296     10,748,635
    The Alger American Fund
      Growth Portfolio.........................   1,620,151    14.7688     23,927,733       7,327     23,935,060
      Income and Growth Portfolio..............     755,933    15.4887     11,708,323     129,522     11,837,845
      Small Capitalization Portfolio...........     221,946    16.0647      3,565,453      62,046      3,627,499
    Goldman Sachs Variable Insurance Trust.....
      VIT CORE(SM) Large Cap Growth Fund.......     610,853    14.6991      8,978,980      81,371      9,060,351
      VIT CORE(SM) Small Cap Equity Fund.......      71,821    12.5954        904,609      --            904,609
      VIT CORE(SM) U.S. Equity Fund............     714,634    13.2821      9,491,693      37,088      9,528,781
      VIT Growth and Income Fund...............     202,285    10.7721      2,179,037      --          2,179,037
      VIT International Equity Fund............     119,879    13.7806      1,651,950      10,048      1,661,998
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........     625,004    12.5201      7,825,090       2,878      7,827,968
      International Opportunities Portfolio....     118,543    14.1565      1,678,149       8,055      1,686,204
      Small Company Portfolio..................      57,635    15.4528        890,606      --            890,606
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............     982,146    12.1973     11,979,747      --         11,979,747
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............     500,296    14.5469      7,277,799      46,064      7,323,863
      Emerging Growth Series...................     804,467    19.5404     15,719,228      66,614     15,785,842
      High Yield Series........................     554,000    10.5249      5,830,887      47,861      5,878,748
      Utilities Series.........................     552,461    13.6365      7,533,885     151,724      7,685,609
      Government Securities Series.............     807,566     9.6303      7,777,300      22,972      7,800,272
      Total Return Series......................     211,045     9.7515      2,058,019      79,388      2,137,407
      Massachusetts Investors Trust Series.....     629,184    10.3311      6,499,923       3,822      6,503,745
      New Discovery Series.....................      99,212    15.7992      1,567,598      --          1,567,598
      Massachusetts Investors Growth Stock
       Series..................................     554,180    12.7880      7,086,871      70,749      7,157,620
    OCC Accumulation Trust
      Equity Portfolio.........................     388,617    10.6953      4,156,707       9,385      4,166,092
      Mid Cap Portfolio........................     108,852    12.7334      1,386,020      31,822      1,417,842
      Small Cap Portfolio......................      88,598    10.0200        887,738       6,663        894,401
      Managed Portfolio........................     196,817    10.9043      2,146,181      --          2,146,181
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............     699,550    10.3353      7,227,674      --          7,227,674
      Sun Capital Investment Grade Bond Fund...     768,145     9.7835      7,513,643     272,953      7,786,596
      Sun Capital Real Estate Fund.............     131,848     9.5549      1,260,492      10,151      1,270,643
      Sun Capital Select Equity Fund...........      96,820    12.4016      1,200,685      --          1,200,685
      Sun Capital Blue Chip Mid Cap Fund.......     217,115    12.4368      2,700,610      --          2,700,610
      Sun Capital Investors Foundation Fund....      43,869    10.9954        482,321       5,356        487,677
    Warburg Pincus Trust
      Emerging Markets Portfolio...............      67,177    18.7689      1,260,819      --          1,260,819
      International Equity Portfolio...........      29,939    15.6899        469,714      --            469,714
      Post-Venture Capital Portfolio...........      22,526    18.1439        408,703      --            408,703
      Small Company Growth Portfolio...........      79,878    18.4977      1,477,493      --          1,477,493
                                                                         ------------  ----------   ------------
                                                                         $227,025,696  $1,364,475   $228,390,171
                                                                         ------------  ----------   ------------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                       Applicable to Owners of
                                                 Deferred Variable Annuity Contracts   Reserve for
                                                 ------------------------------------   Variable
                                                   Units     Unit Value     Value       Annuities      Total
                                                 ----------  ----------  ------------  -----------  -----------
    FUTURITY FOCUS CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........    13,617     $14.5809    $  198,546    $ --        $  198,546
      V.I. Growth Fund.........................    35,873      12.6718       454,575      --           454,575
      V.I. Growth and Income Fund..............    54,107      12.3530       668,377      72,072       740,449
      V.I. International Equity Fund...........    25,337      15.4607       391,699      --           391,699
    The Alger American Fund
      Growth Portfolio.........................    38,842      11.9744       465,098      71,015       536,113
      Income and Growth Portfolio..............    32,436      13.3063       431,600      --           431,600
      Small Capitalization Portfolio...........     9,175      14.3935       132,059      --           132,059
    Goldman Sachs Variable Insurance Trust
      VIT CORE(SM) Large Cap Growth Fund.......     4,085      12.6110        51,512      --            51,512
      VIT CORE(SM) Small Cap Equity Fund.......     1,112      12.6115        14,026      --            14,026
      VIT CORE(SM) U.S. Equity Fund............    20,598      11.4782       236,356      --           236,356
      VIT Growth and Income Fund...............    29,257      10.2122       298,780      --           298,780
      VIT International Equity Fund............     8,621      12.8408       110,689      --           110,689
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........    18,690      11.3541       212,214      62,890       275,104
      International Opportunities Portfolio....    12,234      12.9528       158,454      --           158,454
      Small Company Portfolio..................     2,709      15.2351        41,270      --            41,270
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    40,278      11.1378       448,597      --           448,597
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............    23,051      13.0937       301,818      --           301,818
      Emerging Growth Series...................    41,308      16.8156       694,593      98,890       793,483
      High Yield Series........................    21,929      10.1744       223,107      --           223,107
      Utilities Series.........................    20,685      12.9391       267,628      --           267,628
      Government Securities Series.............    42,930       9.8048       420,940      --           420,940
      Total Return Series......................     8,841       9.7678        86,296      --            86,296
      Massachusetts Investors Trust Series.....    74,478      10.3484       770,599      --           770,599
      New Discovery Series.....................     7,128      15.8255       112,755      --           112,755
      Massachusetts Investors Growth Stock
       Series..................................    29,925      12.8093       383,253      75,517       458,770
    OCC Accumulation Trust
      Equity Portfolio.........................     7,388      10.1788        75,201      --            75,201
      Mid Cap Portfolio........................     6,976      12.5548        87,586      --            87,586
      Small Cap Portfolio......................     3,882      10.7094        41,574      --            41,574
      Managed Portfolio........................     5,669      10.3195        58,501      --            58,501
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............    41,528      10.2760       426,574      --           426,574
      Sun Capital Investment Grade Bond Fund...    34,584       9.8082       339,122      --           339,122
      Sun Capital Real Estate Fund.............     2,642      10.1759        26,874      --            26,874
      Sun Capital Select Equity Fund...........     1,940      12.4115        24,085      --            24,085
      Sun Capital Blue Chip Mid Cap Fund.......     2,350      12.4467        29,268      --            29,268
      Sun Capital Investors Foundation Fund....     1,253      11.0042        13,784      --            13,784
    Warburg Pincus Trust
      Emerging Markets Portfolio...............     1,472      18.4283        27,121      --            27,121
      International Equity Portfolio...........       861      15.0418        12,953      --            12,953
      Post-Venture Capital Portfolio...........       100      16.0808         1,609      --             1,609
      Small Company Growth Portfolio...........       194      17.6963         3,427      --             3,427
                                                                          ----------    --------    ----------
                                                                          $8,742,520    $380,384    $9,122,904
                                                                          ----------    --------    ----------

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1999 -- continued

                                                        Applicable to Owners of
                                                  Deferred Variable Annuity Contracts   Reserve for
                                                 -------------------------------------   Variable
                                                   Units     Unit Value      Value       Annuities      Total
                                                 ----------  ----------  -------------  -----------  ------------
    FUTURITY ACCOLADE CONTRACTS:
    AIM Variable Insurance Fund, Inc.
      V.I. Capital Appreciation Fund...........    27,793     $13.7461   $    382,040   $   --       $    382,040
      V.I. Growth Fund.........................    71,866      12.6219        907,075       --            907,075
      V.I. Growth and Income Fund..............    41,234      12.7245        524,675       --            524,675
      V.I. International Equity Fund...........    40,021      13.8416        553,946       --            553,946
    The Alger American Fund
      Growth Portfolio.........................    77,992      12.4941        974,439       --            974,439
      Income and Growth Portfolio..............    25,358      13.9651        354,123       --            354,123
      Small Capitalization Portfolio...........    12,969      13.3871        173,611       --            173,611
    Goldman Sachs Variable Insurance Trust
      VIT CORE(SM) Large Cap Growth Fund.......    17,289      12.6147        218,093       --            218,093
      VIT CORE(SM) Small Cap Equity Fund.......     1,775      12.0375         21,362       --             21,362
      VIT CORE(SM) U.S. Equity Fund............    23,427      11.7733        275,804       --            275,804
      VIT Growth and Income Fund...............     5,354      11.2057         59,993       --             59,993
      VIT International Equity Fund............     6,582      12.0983         79,626       --             79,626
    J.P. Morgan Series Trust II
      U.S. Disciplined Equity Portfolio........     6,455      11.5320         74,439       --             74,439
      International Opportunities Portfolio....    10,730      11.7681        126,274       --            126,274
      Small Company Portfolio..................     5,598      13.7122         76,766       --             76,766
    Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio..............    55,559      11.4167        634,296       --            634,296
    MFS/Sun Life Series Trust
      Capital Appreciation Series..............     4,427      13.4436         59,522       --             59,522
      Emerging Growth Series...................    58,261      15.8653        924,342       --            924,342
      High Yield Series........................    44,229      10.2886        455,044       --            455,044
      Utilities Series.........................    49,859      12.0305        599,829       --            599,829
      Government Securities Series.............    11,012       9.9962        110,071       --            110,071
      Total Return Series......................    42,271      10.4572        442,050       --            442,050
      Massachusetts Investors Trust Series.....    48,386      11.4114        552,168       --            552,168
      New Discovery Series.....................    18,482      15.8588        293,078       --            293,078
      Massachusetts Investors Growth Stock
       Series..................................    55,773      13.1026        730,733       --            730,733
    OCC Accumulation Trust
      Equity Portfolio.........................       102      10.7137          1,093       --              1,093
      Mid Cap Portfolio........................    19,070      12.5624        239,567       --            239,567
      Small Cap Portfolio......................       102      10.5551          1,076       --              1,076
      Managed Portfolio........................    25,785      10.5852        272,938       --            272,938
    Sun Capital Advisers Trust
      Sun Capital Money Market Fund............   366,623      10.0779      3,693,698       --          3,693,698
      Sun Capital Investment Grade Bond Fund...    11,553      10.0222        115,768       --            115,768
      Sun Capital Real Estate Fund.............     2,281      10.3018         23,500       --             23,500
      Sun Capital Select Equity Fund...........     9,027      13.5393        122,221       --            122,221
      Sun Capital Blue Chip Mid Cap Fund.......    17,878      13.2132        236,209       --            236,209
      Sun Capital Investors Foundation Fund....       394      11.9051          4,697       --              4,697
                                                                         ------------   ----------   ------------
                                                                         $ 14,314,166   $   --       $ 14,314,166
                                                                         ------------   ----------   ------------
  Net Assets...........................................................  $420,778,188   $2,185,830   $422,964,018
                                                                         ============   ==========   ============

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999

                                               AIM1          AIM2           AIM3          AIM4          AL1           AL2
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  218,016    $  805,064    $   256,606   $    629,298  $ 1,046,126   $   318,108
   Mortality and expense risk charges....      (48,238)     (126,456)      (171,308)      (105,490)    (209,904)     (105,710)
   Distribution expense charges..........       (5,788)      (15,175)       (20,557)       (12,659)     (25,189)      (12,685)
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Net investment income (loss)......   $  163,990    $  663,433    $    64,741   $    511,149  $   811,033   $   199,713
                                            ----------    ----------    -----------   ------------  -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $  942,663    $  926,603    $ 2,322,201   $ 15,601,048  $ 3,351,107   $ 1,963,780
     Cost of investments sold............     (859,926)     (793,451)    (1,853,865)   (15,068,813)  (2,750,587)   (1,604,550)
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Net realized gains (losses).......   $   82,737    $  133,152    $   468,336   $    532,235  $   600,520   $   359,230
                                            ----------    ----------    -----------   ------------  -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $2,116,193    $3,612,127    $ 5,299,791   $  5,154,135  $ 5,013,031   $ 4,539,984
     Beginning of year...................      128,463       230,796        401,885        135,808      496,292       271,924
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $1,987,730    $3,381,331    $ 4,897,906   $  5,018,327  $ 4,516,739   $ 4,268,060
                                            ----------    ----------    -----------   ------------  -----------   -----------
     Realized and unrealized gains
      (losses)...........................   $2,070,467    $3,514,483    $ 5,366,242   $  5,550,562  $ 5,117,259   $ 4,627,290
                                            ----------    ----------    -----------   ------------  -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $2,234,457    $4,177,916    $ 5,430,983   $  6,061,711  $ 5,928,292   $ 4,827,003
                                            ==========    ==========    ===========   ============  ===========   ===========

                                               AL3            GS1           GS2           GS3           GS4           GS5
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  217,832    $   15,486    $     3,930   $    258,153  $    57,072   $   200,160
   Mortality and expense risk charges....      (33,658)      (91,000)       (10,149)      (117,224)     (42,948)      (15,062)
   Distribution expense charges..........       (4,039)      (10,920)        (1,218)       (14,067)      (5,154)       (1,807)
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Net investment income (loss)......   $  180,135    $  (86,434)   $    (7,437)  $    126,862  $     8,970   $   183,291
                                            ----------    ----------    -----------   ------------  -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $  439,108    $  837,389    $    78,779   $  3,216,353  $   734,160   $ 3,021,499
     Cost of investments sold............     (412,110)     (718,251)       (84,883)    (2,852,418)    (783,265)   (2,936,829)
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Net realized gains (losses).......   $   26,998    $  119,138    $    (6,104)  $    363,935  $   (49,105)  $    84,670
                                            ----------    ----------    -----------   ------------  -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $1,429,504    $3,084,374    $   257,249   $  1,966,987  $    60,122   $   277,370
     Beginning of year...................       96,395       229,353         10,059        296,953      (71,917)       16,662
                                            ----------    ----------    -----------   ------------  -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $1,333,109    $2,855,021    $   247,190   $  1,670,034  $   132,039   $   260,708
                                            ----------    ----------    -----------   ------------  -----------   -----------
     Realized and unrealized gains
      (losses)...........................   $1,360,107    $2,974,159    $   241,086   $  2,033,969  $    82,934   $   345,378
                                            ----------    ----------    -----------   ------------  -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $1,540,242    $2,887,725    $   233,649   $  2,160,831  $    91,904   $   528,669
                                            ==========    ==========    ===========   ============  ===========   ===========

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                               JP1            JP2           JP3           LA1           CAS           EGS
                                           Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           ------------  -------------  ------------  ------------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 1,037,611   $    115,004   $    27,796   $ 1,617,324   $   810,381   $   139,054
   Mortality and expense risk charges....     (108,647)       (19,007)       (7,179)     (127,444)     (105,003)     (153,257)
   Distribution expense charges..........      (13,038)        (2,281)         (861)      (15,293)      (12,600)      (18,391)
                                           -----------   ------------   -----------   -----------   -----------   -----------
       Net investment income (loss)......  $   915,926   $     93,716   $    19,756   $ 1,474,587   $   692,778   $   (32,594)
                                           -----------   ------------   -----------   -----------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 2,008,957   $  8,056,697   $   236,007   $ 2,008,566   $ 3,044,424   $ 3,055,305
     Cost of investments sold............   (1,837,516)    (7,969,726)     (235,835)   (1,834,115)   (2,819,552)   (2,405,896)
                                           -----------   ------------   -----------   -----------   -----------   -----------
       Net realized gains (losses).......  $   171,441   $     86,971   $       172   $   174,451   $   224,872   $   649,409
                                           -----------   ------------   -----------   -----------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $   413,908   $    440,742   $   335,738   $  (168,245)  $ 2,858,363   $11,182,046
     Beginning of year...................       73,661          7,372        (1,240)       21,161       629,805       777,281
                                           -----------   ------------   -----------   -----------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $   340,247   $    433,370   $   336,978   $  (189,406)  $ 2,228,558   $10,404,765
                                           -----------   ------------   -----------   -----------   -----------   -----------
     Realized and unrealized gains
      (losses)...........................  $   511,688   $    520,341   $   337,150   $   (14,955)  $ 2,453,430   $11,054,174
                                           -----------   ------------   -----------   -----------   -----------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $ 1,427,614   $    614,057   $   356,906   $ 1,459,632   $ 3,146,208   $11,021,580
                                           ===========   ============   ===========   ===========   ===========   ===========

                                              HYS            MMS           UTS           GSS            TRS             MIT
                                          Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account(a)  Sub-Account(a)
                                          ------------  -------------  ------------  ------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..............  $   363,601   $    253,987   $   752,022   $   261,157     $  --           $  --
   Mortality and expense risk charges...      (76,999)       (68,431)     (113,609)      (95,492)         (6,958)        (18,755)
   Distribution expense charges.........       (9,240)        (8,212)      (13,633)      (11,459)           (833)         (2,448)
                                          -----------   ------------   -----------   -----------     -----------     -----------
       Net investment income (loss).....  $   277,362   $    177,344   $   624,780   $   154,206     $    (7,791)    $   (21,203)
                                          -----------   ------------   -----------   -----------     -----------     -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales................  $ 1,826,492   $ 10,080,035   $ 1,851,082   $ 1,930,639     $   222,400     $   246,755
     Cost of investments sold...........   (1,925,559)   (10,080,035)   (1,695,734)   (2,001,852)       (227,128)       (250,495)
                                          -----------   ------------   -----------   -----------     -----------     -----------
       Net realized gains (losses)        $   (99,067)  $    --        $   155,348   $   (71,213)    $    (4,728)    $    (3,740)
                                          -----------   ------------   -----------   -----------     -----------     -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year........................  $    37,632   $    --        $ 2,724,754   $  (256,823)    $    21,849     $   386,232
     Beginning of year..................       (2,792)       --            203,450        13,091        --              --
                                          -----------   ------------   -----------   -----------     -----------     -----------
       Change in unrealized appreciation
        (depreciation)..................  $    40,424   $    --        $ 2,521,304   $  (269,914)    $    21,849     $   386,232
                                          -----------   ------------   -----------   -----------     -----------     -----------
     Realized and unrealized gains
      (losses)..........................  $   (58,643)  $    --        $ 2,676,652   $  (341,127)    $    17,121     $   382,492
                                          -----------   ------------   -----------   -----------     -----------     -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS............................  $   218,719   $    177,344   $ 3,301,432   $  (186,921)    $     9,330     $   361,289
                                          ===========   ============   ===========   ===========     ===========     ===========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                            NWD             MIS            OP1           OP2            OP3             OP4
                                       Sub-Account(a)  Sub-Account(a)  Sub-Account   Sub-Account   Sub-Account(a)  Sub-Account(a)
                                       --------------  --------------  ------------  ------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...........     $ --           $  --         $   269,757   $    97,793    $      6,172      $   7,352
   Mortality and expense risk
    charges..........................        (5,882)        (18,211)      (109,530)      (30,634)        (22,359)       (13,016)
   Distribution expense charges......          (510)         (2,185)       (13,144)       (3,677)         (2,683)        (1,562)
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Net investment income
        (loss).......................     $  (6,392)     $  (20,396)   $   147,083   $    63,482    $    (18,870)     $  (7,226)
                                          ---------      ----------    -----------   -----------    ------------      ---------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales.............     $ 167,789      $  221,950    $ 2,741,376   $ 2,320,501    $  1,102,903      $ 479,527
     Cost of investments sold........      (142,292)       (191,232)    (2,691,665)   (2,304,988)     (1,068,470)      (477,589)
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Net realized gains (losses)...     $  25,497      $   30,718    $    49,711   $    15,513    $     34,433      $   1,938
                                          ---------      ----------    -----------   -----------    ------------      ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.....................     $ 457,940      $1,220,338    $  (115,746)  $   589,498    $    (15,639)     $  (2,013)
     Beginning of year...............       --              --             201,803        41,964          28,952             54
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Change in unrealized
        appreciation (depreciation)..     $ 457,940      $1,220,338    $  (317,549)  $   547,534    $    (44,591)     $  (2,067)
                                          ---------      ----------    -----------   -----------    ------------      ---------
     Realized and unrealized gains
      (losses).......................     $ 483,437      $1,251,056    $  (267,838)  $   563,047    $    (10,158)     $    (129)
                                          ---------      ----------    -----------   -----------    ------------      ---------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS....................     $ 477,045      $1,230,660    $  (120,755)  $   626,529    $    (29,028)     $  (7,355)
                                          =========      ==========    ===========   ===========    ============      =========

                                            SB1             SB2            SB3           SB4            SCA1            SCA2
                                        Sub-Account     Sub-Account    Sub-Account   Sub-Account    Sub-Account     Sub-Account
                                       --------------  --------------  ------------  ------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...........     $  12,405      $    3,356    $   338,324   $   159,436    $    168,701      $ 184,000
   Mortality and expense risk
    charges..........................        (3,905)         (7,109)       (64,914)      (64,618)        (42,246)       (37,321)
   Distribution expense charges......          (468)           (853)        (7,789)       (7,754)         (5,069)        (4,479)
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Net investment income
        (loss).......................     $   8,032      $   (4,606)   $   265,621   $    87,064    $    121,386      $ 142,200
                                          ---------      ----------    -----------   -----------    ------------      ---------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales.............     $  60,590      $  179,526    $ 1,625,079   $ 1,052,022    $ 37,206,979      $ 767,441
     Cost of investments sold........       (52,391)       (157,572)    (1,668,046)   (1,022,206)    (37,206,979)      (795,277)
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Net realized gains (losses)...     $   8,199      $   21,954    $   (42,967)  $    29,816    $   --            $ (27,836)
                                          ---------      ----------    -----------   -----------    ------------      ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.....................     $  68,433      $   52,807    $  (311,911)  $  (145,524)   $   --            $(167,137)
     Beginning of year...............        23,271          19,454        (66,852)       64,469        --                   21
                                          ---------      ----------    -----------   -----------    ------------      ---------
       Change in unrealized
        appreciation (depreciation)..     $  45,162      $   33,353    $  (245,059)  $  (209,993)   $   --            $(167,158)
                                          ---------      ----------    -----------   -----------    ------------      ---------
     Realized and unrealized gains
      (losses).......................     $  53,361      $   55,307    $  (288,026)  $  (180,177)   $   --            $(194,994)
                                          ---------      ----------    -----------   -----------    ------------      ---------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS....................     $  61,393      $   50,701    $   (22,405)  $   (93,113)   $    121,386      $ (52,794)
                                          =========      ==========    ===========   ===========    ============      =========

(a) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 1999 -- continued

                                               SCA3           SCA4            SCA5            SCA6
                                           Sub-Account   Sub-Account(b)  Sub-Account(b)  Sub-Account(b)
                                           ------------  --------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  69,130     $   --            $ 85,814       $      960
   Mortality and expense risk charges....      (6,505)         (2,734)        (6,615)          (1,219)
   Distribution expense charges..........        (781)           (328)          (794)            (146)
                                            ---------     -----------       --------       ----------
       Net investment income (loss)......   $  61,844     $    (3,062)      $ 78,405       $     (405)
                                            ---------     -----------       --------       ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 208,090     $    48,920       $ 66,470       $   16,985
     Cost of investments sold............    (210,500)        (42,939)       (62,839)         (16,088)
                                            ---------     -----------       --------       ----------
       Net realized gains (losses).......   $  (2,410)    $     5,981       $  3,631       $      897
                                            ---------     -----------       --------       ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ (70,481)    $   217,754       $437,614       $   53,913
     Beginning of year...................          97         --             --               --
                                            ---------     -----------       --------       ----------
       Change in unrealized appreciation
        (depreciation)...................   $ (70,578)    $   217,754       $437,614       $   53,913
                                            ---------     -----------       --------       ----------
     Realized and unrealized gains
      (losses)...........................   $ (72,988)    $   223,735       $441,245       $   54,810
                                            ---------     -----------       --------       ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ (11,144)    $   220,673       $519,650       $   54,405
                                            =========     ===========       ========       ==========

                                               WP1            WP2             WP3             WP4
                                           Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                           ------------  --------------  --------------  --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  82,166     $    10,813       $     90       $   99,138
   Mortality and expense risk charges....      (6,943)         (7,972)        (3,107)         (14,040)
   Distribution expense charges..........        (833)           (956)          (372)          (1,685)
                                            ---------     -----------       --------       ----------
       Net investment income (loss)......   $  74,390     $     1,885       $ (3,389)      $   83,413
                                            ---------     -----------       --------       ----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 365,750     $ 8,522,934       $ 85,336       $  382,926
     Cost of investments sold............    (283,628)     (8,396,121)       (78,855)        (325,671)
                                            ---------     -----------       --------       ----------
       Net realized gains (losses).......   $  82,122     $   126,813       $  6,481       $   57,255
                                            ---------     -----------       --------       ----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ 334,249     $   283,627       $202,317       $1,104,711
     Beginning of year...................      (3,352)         (1,858)         7,438           29,531
                                            ---------     -----------       --------       ----------
       Change in unrealized appreciation
        (depreciation)...................   $ 337,601     $   285,485       $194,879       $1,075,180
                                            ---------     -----------       --------       ----------
     Realized and unrealized gains
      (losses)...........................   $ 419,723     $   412,298       $201,360       $1,132,435
                                            ---------     -----------       --------       ----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................   $ 494,113     $   414,183       $197,971       $1,215,848
                                            =========     ===========       ========       ==========

(b) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                AIM1                            AIM2                            AIM3
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (a)          1999          1998 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....    $163,990        $   (159  )    $   663,433      $144,861       $    64,741      $ 32,869
  Net realized gains (losses).....      82,737          (6,126  )        133,152         2,691           468,336          (547  )
  Net unrealized gains (losses)...   1,987,730         128,463         3,381,331       230,796         4,897,906       401,885
                                      ----------      ----------     -----------      ----------     -----------      ----------
      Increase (Decrease) in net
       assets from operations.....   2$,234,457       $122,178       $ 4,177,916      $378,348       $ 5,430,983      $434,207
                                      ----------      ----------     -----------      ----------     -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   3$,190,508      1$,229,109      $ 8,313,278     2$,015,774      $ 8,663,899     2$,099,297
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   2,389,362         212,774         9,156,077       193,750        13,693,105     1,293,608
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (291,401  )      (10,395  )       (396,819)      (18,667  )       (634,386)      (50,636  )
                                      ----------      ----------     -----------      ----------     -----------      ----------
      Net accumulation activity...   5$,288,469      1$,431,488      $17,072,536     2$,190,857      $21,722,618     3$,342,269
                                      ----------      ----------     -----------      ----------     -----------      ----------
  Annuitization activity:
    Annuitizations................    $ 21,703        $  --          $    88,023      $  --          $    68,415      $  --
    Annuity payments..............        (947  )        --               (2,232)        --                 (645)        --
    Adjustments to annuity
     reserve......................      (1,572  )        --               (1,153)        --                3,276         --
                                      ----------      ----------     -----------      ----------     -----------      ----------
      Net annuitization
       activity...................    $ 19,184        $  --          $    84,638      $  --          $    71,046      $  --
                                      ----------      ----------     -----------      ----------     -----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   5$,307,653      1$,431,488      $17,157,174     2$,190,857      $21,793,664     3$,342,269
                                      ----------      ----------     -----------      ----------     -----------      ----------
    Increase (Decrease) in net
     assets.......................   7$,542,110      1$,553,666      $21,335,090     2$,569,205      $27,224,647     3$,776,476
NET ASSETS:
  Beginning of year...............   1,553,666           --            2,569,205         --            3,776,476         --
                                      ----------      ----------     -----------      ----------     -----------      ----------
  End of year.....................   9$,095,776      1$,553,666      $23,904,295     2$,569,205      $31,001,123     3$,776,476
                                      ==========      ==========     ===========      ==========     ===========      ==========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                AIM4                             AL1                             AL2
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (b)          1999          1998 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   511,149      $  8,211       $   811,033      $  6,203       $   199,713      $  6,890
  Net realized gains (losses).....       532,235       (51,782  )        600,520       (18,561  )        359,230        (5,236  )
  Net unrealized gains (losses)...     5,018,327       135,808         4,516,739       496,292         4,268,060       271,924
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Increase (Decrease) in net
       assets from operations.....   $ 6,061,711      $ 92,237       $ 5,928,292      $483,934       $ 4,827,003      $273,578
                                     -----------      ----------     -----------      ----------     -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 4,140,973     1$,910,796      $12,748,856     2$,399,047      $ 5,097,716     1$,751,908
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     7,199,126       416,832        16,707,964       768,779         8,333,556       350,911
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (465,245)       (8,627  )     (1,047,363)      (12,258  )       (821,155)      (47,719  )
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Net accumulation activity...   $10,874,854     2$,319,001      $28,409,457     3$,155,568      $12,610,117     2$,055,100
                                     -----------      ----------     -----------      ----------     -----------      ----------
  Annuitization activity:
    Annuitizations................   $    87,014      $  --          $    85,342      $  --          $    99,349      $  --
    Annuity payments..............        (5,593)        --               (1,306)        --               (6,928)        --
    Adjustments to annuity
     reserve......................        (1,819)        --                2,825         --               (1,193)        --
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Net annuitization
       activity...................   $    79,602      $  --          $    86,861      $  --          $    91,228      $  --
                                     -----------      ----------     -----------      ----------     -----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $10,954,456     2$,319,001      $28,496,318     3$,155,568      $12,701,345     2$,055,100
                                     -----------      ----------     -----------      ----------     -----------      ----------
    Increase (Decrease) in net
     assets.......................   $17,016,167     2$,411,238      $34,424,610     3$,639,502      $17,528,348     2$,328,678
NET ASSETS:
  Beginning of year...............     2,411,238         --            3,639,502         --            2,328,678         --
                                     -----------      ----------     -----------      ----------     -----------      ----------
  End of year.....................   $19,427,405     2$,411,238      $38,064,112     3$,639,502      $19,857,026     2$,328,678
                                     ===========      ==========     ===========      ==========     ===========      ==========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 AL3                             GS1                             GS2
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (b)          1999          1998 (c)          1999          1998 (a)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....    $180,135         $(1,923 )     $   (86,434)     $ (6,002  )     $ (7,437  )      $ (383  )
  Net realized gains (losses).....      26,998         (3,015  )         119,138        (6,745  )       (6,104  )      (5,269  )
  Net unrealized gains (losses)...   1,333,109         96,395          2,855,021       229,353         247,190         10,059
                                      ----------       --------      -----------      ----------      ----------       --------
      Increase (Decrease) in net
       assets from operations.....   1$,540,242        $91,457       $ 2,887,725      $216,606        $233,649         $4,407
                                      ----------       --------      -----------      ----------      ----------       --------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   2$,088,417       4$37,232       $ 4,819,708     1$,763,717       $314,158        2$58,204
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   2,244,048        285,561          5,800,687       357,499         981,739         20,679
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (126,620  )      (8,294  )        (346,821)       (8,712  )      (33,270  )        (614  )
                                      ----------       --------      -----------      ----------      ----------       --------
      Net accumulation activity...   4$,205,845       7$14,499       $10,273,574     2$,112,504      1$,262,627       2$78,269
                                      ----------       --------      -----------      ----------      ----------       --------
  Annuitization activity:
    Annuitizations................    $ 59,038         $ --          $    93,264      $  --           $ 19,466         $ --
    Annuity payments..............        (542  )        --               (5,717)        --               (750  )        --
    Adjustments to annuity
     reserve......................          66           --               (2,494)        --             (2,307  )        --
                                      ----------       --------      -----------      ----------      ----------       --------
      Net annuitization
       activity...................    $ 58,562         $ --          $    85,053      $  --           $ 16,409         $ --
                                      ----------       --------      -----------      ----------      ----------       --------
  Increase (Decrease) in net
   assets from participant
   transactions...................   4$,264,407       7$14,499       $10,358,627     2$,112,504      1$,279,036       2$78,269
                                      ----------       --------      -----------      ----------      ----------       --------
    Increase (Decrease) in net
     assets.......................   5$,804,649       8$05,956       $13,246,352     2$,329,110      1$,512,685       2$82,676
NET ASSETS:
  Beginning of year...............     805,956           --            2,329,110         --            282,676           --
                                      ----------       --------      -----------      ----------      ----------       --------
  End of year.....................   6$,610,605       8$05,956       $15,575,462     2$,329,110      1$,795,361       2$82,676
                                      ==========       ========      ===========      ==========      ==========       ========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 12, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GS3                             GS4                             GS5
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (a)          1999          1998 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   126,862      $   (858  )     $  8,970        $  6,362        $183,291         $  866
  Net realized gains (losses).....       363,935        (9,820  )      (49,105  )       (8,821  )       84,670         (2,816  )
  Net unrealized gains (losses)...     1,670,034       296,953         132,039         (71,917  )      260,708         16,662
                                     -----------      ----------      ----------      ----------      ----------       --------
      Increase (Decrease) in net
       assets from operations.....   $ 2,160,831      $286,275        $ 91,904        $(74,376  )     $528,669         $14,712
                                     -----------      ----------      ----------      ----------      ----------       --------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 4,503,362     2$,581,300      1$,294,500      1$,443,172       $840,435        2$38,188
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     8,595,492       407,943       2,400,908         493,897       1,051,801         72,560
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (498,099)      (56,166  )     (203,335  )      (13,813  )      (37,988  )         (76  )
                                     -----------      ----------      ----------      ----------      ----------       --------
      Net accumulation activity...   $12,600,755     2$,933,077      3$,492,073      1$,923,256      1$,854,248       3$10,672
                                     -----------      ----------      ----------      ----------      ----------       --------
  Annuitization activity:
    Annuitizations................   $    37,472      $  --           $  --           $  --           $ 20,676         $ --
    Annuity payments..............        (2,065)        --              --              --               (911  )        --
    Adjustments to annuity
     reserve......................           (43)        --              --              --               (674  )        --
                                     -----------      ----------      ----------      ----------      ----------       --------
      Net annuitization
       activity...................   $    35,364      $  --           $  --           $  --           $ 19,091         $ --
                                     -----------      ----------      ----------      ----------      ----------       --------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $12,636,119     2$,933,077      3$,492,073      1$,923,256      1$,873,339       3$10,672
                                     -----------      ----------      ----------      ----------      ----------       --------
    Increase (Decrease) in net
     assets.......................   $14,796,950     3$,219,352      3$,583,977      1$,848,880      2$,402,008       3$25,384
NET ASSETS:
  Beginning of year...............     3,219,352         --          1,848,880           --            325,384           --
                                     -----------      ----------      ----------      ----------      ----------       --------
  End of year.....................   $18,016,302     3$,219,352      5$,432,857      1$,848,880      2$,727,392       3$25,384
                                     ===========      ==========      ==========      ==========      ==========       ========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 17, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 JP1                             JP2                             JP3
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (a)          1999          1998 (a)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   915,926      $232,080        $ 93,716         $2,468         $ 19,756         $3,318
  Net realized gains (losses).....       171,441       (42,054  )       86,971         (1,892  )           172         (3,060  )
  Net unrealized gains (losses)...       340,247        73,661         433,370          7,372          336,978         (1,240  )
                                     -----------      ----------      ----------       --------       ----------       --------
      Increase (Decrease) in net
       assets from operations.....   $ 1,427,614      $263,687        $614,057         $7,948         $356,906         $ (982  )
                                     -----------      ----------      ----------       --------       ----------       --------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 4,908,483     1$,481,091      1$,032,722       4$01,185        $556,222        1$26,177
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     6,352,530     1,474,721       1,243,965         78,547          412,896         65,945
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (556,977)      (33,652  )      (95,728  )      (2,264  )       (18,773  )        (770  )
                                     -----------      ----------      ----------       --------       ----------       --------
      Net accumulation activity...   $10,704,036     2$,922,160      2$,180,959       4$77,468        $950,345        1$91,352
                                     -----------      ----------      ----------       --------       ----------       --------
  Annuitization activity:
    Annuitizations................   $    77,078      $  --           $ 18,651         $ --           $  --            $ --
    Annuity payments..............        (1,035)        --               (844  )        --              --              --
    Adjustments to annuity
     reserve......................           150         --               (700  )        --              --              --
                                     -----------      ----------      ----------       --------       ----------       --------
      Net annuitization
       activity...................   $    76,193      $  --           $ 17,107         $ --           $  --            $ --
                                     -----------      ----------      ----------       --------       ----------       --------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $10,780,229     2$,922,160      2$,198,066       4$77,468        $950,345        1$91,352
                                     -----------      ----------      ----------       --------       ----------       --------
    Increase (Decrease) in net
     assets.......................   $12,207,843     3$,185,847      2$,812,123       4$85,416       1$,307,251       1$90,370
NET ASSETS:
  Beginning of year...............     3,185,847         --            485,416           --            190,370           --
                                     -----------      ----------      ----------       --------       ----------       --------
  End of year.....................   $15,393,690     3$,185,847      3$,297,539       4$85,416       1$,497,621       1$90,370
                                     ===========      ==========      ==========       ========       ==========       ========

(a) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 LA1                             CAS                             EGS
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (b)          1999          1998 (c)          1999          1998 (a)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $ 1,474,587      $193,351       $   692,778      $ (9,437  )    $   (32,594)     $ (9,825  )
  Net realized gains (losses).....       174,451        (3,464  )        224,872       (34,447  )        649,409       (43,942  )
  Net unrealized gains (losses)...      (189,406)       21,161         2,228,558       629,805        10,404,765       777,281
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Increase (Decrease) in net
       assets from operations.....   $ 1,459,632      $211,048       $ 3,146,208      $585,921       $11,021,580      $723,514
                                     -----------      ----------     -----------      ----------     -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 6,119,781     2$,829,156      $ 3,621,357     1$,880,023      $ 7,852,516     3$,011,641
    Net transfers between
     Sub-Accounts and Fixed
     Account......................    10,627,992       363,979         3,950,702     2,200,342         8,176,327     1,178,725
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (621,174)      (21,905  )       (385,338)      (47,046  )       (925,614)      (36,641  )
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Net accumulation activity...   $16,126,599     3$,171,230      $ 7,186,721     4$,033,319      $15,103,229     4$,153,725
                                     -----------      ----------     -----------      ----------     -----------      ----------
  Annuitization activity:
    Annuitizations................   $   --           $  --          $    53,269      $  --          $   126,228      $  --
    Annuity payments..............       --              --               (3,083)        --               (3,973)        --
    Adjustments to annuity
     reserve......................       --              --               (1,863)        --                9,690         --
                                     -----------      ----------     -----------      ----------     -----------      ----------
      Net annuitization
       activity...................   $   --           $  --          $    48,323      $  --          $   131,945      $  --
                                     -----------      ----------     -----------      ----------     -----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $16,126,599     3$,171,230      $ 7,235,044     4$,033,319      $15,235,174     4$,153,725
                                     -----------      ----------     -----------      ----------     -----------      ----------
    Increase (Decrease) in net
     assets.......................   $17,586,231     3$,382,278      $10,381,252     4$,619,240      $26,256,754     4$,877,239
NET ASSETS:
  Beginning of year...............     3,382,278         --            4,619,240         --            4,877,239         --
                                     -----------      ----------     -----------      ----------     -----------      ----------
  End of year.....................   $20,968,509     3$,382,278      $15,000,492     4$,619,240      $31,133,993     4$,877,239
                                     ===========      ==========     ===========      ==========     ===========      ==========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 HYS                             MMS                             UTS
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (c)          1999          1998 (a)          1999          1998 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   277,362      $   (239  )     $177,344        $ 48,895       $   624,780      $ (7,859  )
  Net realized gains (losses).....       (99,067)      (17,756  )        --              --              155,348        (1,131  )
  Net unrealized gains (losses)...        40,424        (2,792  )        --              --            2,521,304       203,450
                                     -----------      ----------      ----------      ----------     -----------      ----------
      Increase (Decrease) in net
       assets from operations.....   $   218,719      $(20,787  )     $177,344        $ 48,895       $ 3,301,432      $194,460
                                     -----------      ----------      ----------      ----------     -----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 3,074,357     1$,355,408       $308,389       5$,275,423      $ 4,077,024     1$,634,726
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     7,484,053       786,221       4,197,928      (1,482,996  )      9,168,485     1,078,739
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (462,273)       (6,849  )   (1,455,384  )      (11,403  )       (781,083)      (10,177  )
                                     -----------      ----------      ----------      ----------     -----------      ----------
      Net accumulation activity...   $10,096,137     2$,134,780      3$,050,933      3$,781,024      $12,464,426     2$,703,288
                                     -----------      ----------      ----------      ----------     -----------      ----------
  Annuitization activity:
    Annuitizations................   $    80,858      $  --           $  --           $  --          $   179,007      $  --
    Annuity payments..............        (4,094)        --              --              --               (3,339)        --
    Adjustments to annuity
     reserve......................          (348)        --              --              --               (1,085)        --
                                     -----------      ----------      ----------      ----------     -----------      ----------
      Net annuitization
       activity...................   $    76,416      $  --           $  --           $  --          $   174,583      $  --
                                     -----------      ----------      ----------      ----------     -----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $10,172,553     2$,134,780      3$,050,933      3$,781,024      $12,639,009     2$,703,288
                                     -----------      ----------      ----------      ----------     -----------      ----------
    Increase (Decrease) in net
     assets.......................   $10,391,272     2$,113,993      3$,228,277      3$,829,919      $15,940,441     2$,897,748
NET ASSETS:
  Beginning of year...............     2,113,993         --          3,829,919           --            2,897,748         --
                                     -----------      ----------      ----------      ----------     -----------      ----------
  End of year.....................   $12,505,265     2$,113,993      7$,058,196      3$,829,919      $18,838,189     2$,897,748
                                     ===========      ==========      ==========      ==========     ===========      ==========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GSS                     TRS             MIT             NWD             MIS
                                             Sub-Account             Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    -----------------------------   -------------   -------------   -------------   -------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)        1999 (b)        1999 (b)        1999 (b)        1999 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   154,206      $ (5,092  )     $ (7,791  )     $(21,203  )     $ (6,392  )     $(20,396  )
  Net realized gains (losses).....       (71,213)       23,326          (4,728  )       (3,740  )       25,497          30,718
  Net unrealized gains (losses)...      (269,914)       13,091          21,849         386,232         457,940       1,220,338
                                     -----------      ----------      ----------      ----------      ----------      ----------
      Increase (Decrease) in net
       assets from operations.....   $  (186,921)     $ 31,325        $  9,330        $361,289        $477,045       1$,230,660
                                     -----------      ----------      ----------      ----------      ----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 3,214,716     1$,300,822      1$,944,130      3$,992,136       $720,822       4$,452,860
    Net transfers between
     Sub-Accounts and Fixed
     Account......................    10,679,042       323,387         749,019       3,540,232         782,394       2,713,276
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (493,591)      (92,714  )     (116,117  )      (70,811  )       (6,830  )     (187,257  )
                                     -----------      ----------      ----------      ----------      ----------      ----------
      Net accumulation activity...   $13,400,167     1$,531,495      2$,577,032      7$,461,557      1$,496,386      6$,978,879
                                     -----------      ----------      ----------      ----------      ----------      ----------
  Annuitization activity:
    Annuitizations................   $    26,994      $ 40,389        $ 79,374        $  4,029        $  --           $133,744
    Annuity payments..............        (4,351)       (1,490  )        --               (181  )        --               (333  )
    Annuity transfers.............       --             40,390           --              --              --              --
    Adjustments to annuity
     reserve......................          (534)         (475  )           17            (182  )        --              4,173
                                     -----------      ----------      ----------      ----------      ----------      ----------
      Net annuitization
       activity...................   $    22,109      $ 78,814        $ 79,391        $  3,666        $  --           $137,584
                                     -----------      ----------      ----------      ----------      ----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $13,422,276     1$,610,309      2$,656,423      7$,465,223      1$,496,386      7$,116,463
                                     -----------      ----------      ----------      ----------      ----------      ----------
    Increase (Decrease) in net
     assets.......................   $13,235,355     1$,641,634      2$,665,753      7$,826,512      1$,973,431      8$,347,123
NET ASSETS:
  Beginning of year...............     1,641,634         --              --              --              --              --
                                     -----------      ----------      ----------      ----------      ----------      ----------
  End of year.....................   $14,876,989     1$,641,634      2$,665,753      7$,826,512      1$,973,431      8$,347,123
                                     ===========      ==========      ==========      ==========      ==========      ==========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 OP1                             OP2                             OP3
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (a)          1999          1998 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....   $   147,083      $(13,451  )     $ 63,482         $  235         $(18,870  )      $(1,846 )
  Net realized gains (losses).....        49,711       (15,929  )       15,513        (19,298  )        34,433         (7,219  )
  Net unrealized gains (losses)...      (317,549)      201,803         547,534         41,964          (44,591  )      28,952
                                     -----------      ----------      ----------       --------       ----------       --------
      Increase (Decrease) in net
       assets from operations.....   $  (120,755)     $172,423        $626,529         $22,901        $(29,028  )      $19,887
                                     -----------      ----------      ----------       --------       ----------       --------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   $ 2,729,165     2$,532,266      1$,550,529       7$72,014        $485,930        5$07,596
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     6,567,188     1,176,486       1,198,601        114,451        1,779,308        197,133
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................      (574,346)      (21,619  )     (132,625  )      (3,783  )      (129,696  )      (8,885  )
                                     -----------      ----------      ----------       --------       ----------       --------
      Net accumulation activity...   $ 8,722,007     3$,687,133      2$,616,505       8$82,682       2$,135,542       6$95,844
                                     -----------      ----------      ----------       --------       ----------       --------
  Annuitization activity:
    Annuitizations................   $    11,643      $  --           $ 42,401         $ --           $ 11,596         $ --
    Annuity payments..............          (586)        --             (2,165  )        --               (845  )        --
    Adjustments to annuity
     reserve......................           248         --               (667  )        --             (1,085  )        --
                                     -----------      ----------      ----------       --------       ----------       --------
      Net annuitization
       activity...................   $    11,305      $  --           $ 39,569         $ --           $  9,666         $ --
                                     -----------      ----------      ----------       --------       ----------       --------
  Increase (Decrease) in net
   assets from participant
   transactions...................   $ 8,733,312     3$,687,133      2$,656,074       8$82,682       2$,145,208       6$95,844
                                     -----------      ----------      ----------       --------       ----------       --------
    Increase (Decrease) in net
     assets.......................   $ 8,612,557     3$,859,556      3$,282,603       9$05,583       2$,116,180       7$15,731
NET ASSETS:
  Beginning of year...............     3,859,556         --            905,583           --            715,731           --
                                     -----------      ----------      ----------       --------       ----------       --------
  End of year.....................   $12,472,113     3$,859,556      4$,188,186       9$05,583       2$,831,911       7$15,731
                                     ===========      ==========      ==========       ========       ==========       ========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 OP4                             SB1                             SB2
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (b)          1999          1998 (a)          1999          1998 (a)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....    $ (7,226  )       $ (1  )        $8,032          $3,553          $(4,606 )       $ (252  )
  Net realized gains (losses).....       1,938           --             8,199          (1,757  )       21,954            (857  )
  Net unrealized gains (losses)...      (2,067  )         54           45,162          23,271          33,353          19,454
                                      ----------        ------         --------        --------        --------        --------
      Increase (Decrease) in net
       assets from operations.....    $ (7,355  )       $ 53           $61,393         $25,067         $50,701         $18,345
                                      ----------        ------         --------        --------        --------        --------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   1$,632,027        1$,000          $21,563        2$00,980        1$19,751        2$63,704
    Net transfers between
     Sub-Accounts and Fixed
     Account......................     883,782           --           101,209           8,030         188,767          49,888
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................     (31,887  )        --           (28,493  )       (2,808  )      (28,268  )       (1,853  )
                                      ----------        ------         --------        --------        --------        --------
      Net accumulation activity...   2$,483,922        1$,000          $94,279        2$06,202        2$80,250        3$11,739
                                      ----------        ------         --------        --------        --------        --------
  Annuitization activity:
    Annuitizations................    $  --             $--            $ --            $ --            $ --            $ --
    Annuity payments..............       --              --              --              --              --              --
    Adjustments to annuity
     reserve......................       --              --              --              --              --              --
                                      ----------        ------         --------        --------        --------        --------
      Net annuitization
       activity...................    $  --             $--            $ --            $ --            $ --            $ --
                                      ----------        ------         --------        --------        --------        --------
  Increase (Decrease) in net
   assets from participant
   transactions...................   2$,483,922        1$,000          $94,279        2$06,202        2$80,250        3$11,739
                                      ----------        ------         --------        --------        --------        --------
    Increase (Decrease) in net
     assets.......................   2$,476,567        1$,053         1$55,672        2$31,269        3$30,951        3$30,084
NET ASSETS:
  Beginning of year...............       1,053           --           231,269            --           330,084            --
                                      ----------        ------         --------        --------        --------        --------
  End of year.....................   2$,477,620        1$,053         3$86,941        2$31,269        6$61,035        3$30,084
                                      ==========        ======         ========        ========        ========        ========

(a) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(b) For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 SB3                             SB4                            SCA1
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (b)          1999          1998 (d)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....    $265,621        $121,348        $ 87,064        $ 39,286       $   121,386        $  3
  Net realized gains (losses).....     (42,967  )        9,630          29,816          (1,146  )        --              --
  Net unrealized gains (losses)...    (245,059  )      (66,852  )     (209,993  )       64,469           --              --
                                      ----------      ----------      ----------      ----------     -----------        ------
      Increase (Decrease) in net
       assets from operations.....    $(22,405  )     $ 64,126        $(93,113  )     $102,609       $   121,386        $  3
                                      ----------      ----------      ----------      ----------     -----------        ------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....    $186,390       2$,139,351       $ 31,408       1$,946,618      $ 9,316,611       2$,000
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   4,084,937         722,156       4,100,758         945,488         2,207,048         --
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (416,075  )      (13,933  )     (391,898  )      (11,783  )       (299,102)        --
                                      ----------      ----------      ----------      ----------     -----------        ------
      Net accumulation activity...   3$,855,252      2$,847,574      3$,740,268      2$,880,323      $11,224,557       2$,000
                                      ----------      ----------      ----------      ----------     -----------        ------
  Annuitization activity:
    Annuitizations................    $ 30,708        $  --           $ 16,929        $  --          $   --             $--
    Annuity payments..............      (1,119  )        --               (401  )        --              --              --
    Adjustments to annuity
     reserve......................        (764  )        --               (633  )        --              --              --
                                      ----------      ----------      ----------      ----------     -----------        ------
      Net annuitization
       activity...................    $ 28,825        $  --           $ 15,895        $  --          $   --             $--
                                      ----------      ----------      ----------      ----------     -----------        ------
  Increase (Decrease) in net
   assets from participant
   transactions...................   3$,884,077      2$,847,574      3$,756,163      2$,880,323      $11,224,557       2$,000
                                      ----------      ----------      ----------      ----------     -----------        ------
    Increase (Decrease) in net
     assets.......................   3$,861,672      2$,911,700      3$,663,050      2$,982,932      $11,345,943       2$,003
NET ASSETS:
  Beginning of year...............   2,911,700           --          2,982,932           --                2,003         --
                                      ----------      ----------      ----------      ----------     -----------        ------
  End of year.....................   6$,773,372      2$,911,700      6$,645,982      2$,982,932      $11,347,946       2$,003
                                      ==========      ==========      ==========      ==========     ===========        ======

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(d) For the period December 15, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                SCA2                            SCA3                    SCA4            SCA5
                                             Sub-Acount                      Sub-Acount              Sub-Acount      Sub-Acount
                                    -----------------------------   -----------------------------   -------------   -------------
                                     Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                        1999          1998 (a)          1999          1998 (a)        1999 (b)        1999 (b)
                                    -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)....    $142,200         $    13        $ 61,844          $ (1  )       $ (3,062  )     $ 78,405
  Net realized gains (losses).....     (27,836  )           (1)         (2,410  )        --              5,981           3,631
  Net unrealized gains (losses)...    (167,158  )           21         (70,578  )         97           217,754         437,614
                                      ----------       -------        ----------        ------        ----------      ----------
      Increase (Decrease) in net
       assets from operations.....    $(52,794  )      $    33        $(11,144  )       $ 96          $220,673        $519,650
                                      ----------       -------        ----------        ------        ----------      ----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received....   2$,424,622        $18,000        $407,264         7$,000         $278,857        $398,676
    Net transfers between
     Sub-Accounts and Fixed
     Account......................   5,953,092           --            942,992           --            863,821       2,064,556
    Withdrawals, surrenders,
     annuitizations and contract
     charges......................    (374,597  )        --            (35,618  )        --            (16,360  )      (16,795  )
                                      ----------       -------        ----------        ------        ----------      ----------
      Net accumulation activity...   8$,003,117        $18,000       1$,314,638        7$,000        1$,126,318      2$,446,437
                                      ----------       -------        ----------        ------        ----------      ----------
  Annuitization activity:
    Annuitizations................    $278,695         $ --           $  3,427          $--           $  --           $  --
    Annuity payments..............     (10,840  )        --               (216  )        --              --              --
    Adjustments to annuity
     reserve......................       5,275           --              7,216           --              --              --
                                      ----------       -------        ----------        ------        ----------      ----------
      Net annuitization
       activity...................    $273,130         $ --           $ 10,427          $--           $  --           $  --
                                      ----------       -------        ----------        ------        ----------      ----------
  Increase (Decrease) in net
   assets from participant
   transactions...................   8$,276,247        $18,000       1$,325,065        7$,000        1$,126,318      2$,446,437
                                      ----------       -------        ----------        ------        ----------      ----------
    Increase (Decrease) in net
     assets.......................   8$,223,453        $18,033       1$,313,921        7$,096        1$,346,991      2$,966,087
NET ASSETS:
  Beginning of year...............      18,033           --              7,096           --              --              --
                                      ----------       -------        ----------        ------        ----------      ----------
  End of year.....................   8$,241,486        $18,033       1$,321,017        7$,096        1$,346,991      2$,966,087
                                      ==========       =======        ==========        ======        ==========      ==========

(a) For the period December 15, 1998 (commencement of operations) through December 31, 1998.
(b) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                      SCA6                     WP1                             WP2
                                                   Sub-Acount              Sub-Acount                      Sub-Acount
                                                  -------------   -----------------------------   -----------------------------
                                                   Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                  December 31,    December 31,    December 31,    December 31,    December 31,
                                                    1999 (c)          1999          1998 (a)          1999          1998 (b)
                                                  -------------   -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)..................     $ (405  )      $ 74,390         $ (679  )      $  1,885         $(1,361 )
  Net realized gains (losses)...................        897           82,122         (4,817  )       126,813        (33,030  )
  Net unrealized gains (losses).................     53,913          337,601         (3,352  )       285,485         (1,858  )
                                                     --------       ----------       --------       ----------       --------
      Increase (Decrease) in net assets from
       operations...............................     $54,405        $494,113         $(8,848 )      $414,183        ($36,249 )
                                                     --------       ----------       --------       ----------       --------
  Accumulation activity:
    Purchase payments received..................     $41,486        $444,605        1$33,941        $260,046        1$69,921
    Net transfers between Sub-Accounts and Fixed
     Account....................................    406,855        1,127,692         40,476          446,267         32,859
    Withdrawals, surrenders, annuitizations and
     contract charges...........................     (1,944  )       (34,519  )        (742  )       (77,459  )        (879  )
                                                     --------       ----------       --------       ----------       --------
      Net accumulation activity.................    4$46,397       1$,537,778       1$73,675        $628,854        2$01,901
                                                     --------       ----------       --------       ----------       --------
  Annuitization activity:
    Annuitizations..............................     $ --           $ 17,475         $ --           $  --            $ --
    Annuity payments............................       --               (925  )        --              --              --
    Adjustments to annuity reserve..............      5,356          (10,499  )        --              --              --
                                                     --------       ----------       --------       ----------       --------
      Net annuitization activity................     $5,356         $  6,051         $ --           $  --            $ --
                                                     --------       ----------       --------       ----------       --------
  Increase (Decrease) in net assets from
   participant transactions.....................    4$51,753       1$,543,829       1$73,675        $628,854        2$01,901
                                                     --------       ----------       --------       ----------       --------
    Increase (Decrease) in net assets...........    5$06,158       2$,037,942       1$64,827       1$,043,037       1$65,652
NET ASSETS:
  Beginning of year.............................       --            164,827           --            165,652           --
                                                     --------       ----------       --------       ----------       --------
  End of year...................................    5$06,158       2$,202,769       1$64,827       1$,208,689       1$65,652
                                                     ========       ==========       ========       ==========       ========

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period May 17, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                                           WP3                             WP4
                                                                       Sub-Account                     Sub-Account
                                                              -----------------------------   -----------------------------
                                                               Year Ended      Year Ended      Year Ended      Year Ended
                                                              December 31,    December 31,    December 31,    December 31,
                                                                  1999          1998 (a)          1999          1998 (a)
                                                              -------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss)..............................     $(3,389 )       $ (535  )      $ 83,413         $(2,271 )
  Net realized gains (losses)...............................      6,481            (239  )        57,255        (26,102  )
  Net unrealized gains (losses).............................    194,879           7,438        1,075,180         29,531
                                                                 --------        --------       ----------       --------
      Increase (Decrease) in net assets from operations.....    1$97,971         $6,664        1$,215,848        $1,158
                                                                 --------        --------       ----------       --------
PARTICIPATION TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..............................    1$18,924        1$13,755        $528,621        3$78,201
    Net transfers between Sub-Accounts and Fixed Account....    322,835          17,358        1,685,706         (5,371  )
    Withdrawals, surrenders, annuitizations and contract
     charges................................................    (36,788  )         (830  )       (56,865  )      (2,707  )
                                                                 --------        --------       ----------       --------
      Net accumulation activity.............................    4$04,971        1$30,283       2$,157,462       3$70,123
                                                                 --------        --------       ----------       --------
  Annuitization activity:
    Annuitizations..........................................     $18,900         $ --           $  --            $ --
    Annuity payments........................................       (794  )         --              --              --
    Annuity transfers.......................................       --              --              --              --
                                                                 --------        --------       ----------       --------
    Adjustments to annuity reserve..........................     (7,889  )         --              --              --
                                                                 --------        --------       ----------       --------
      Net annuitization activity............................     $10,217         $ --           $  --            $ --
                                                                 --------        --------       ----------       --------
  Increase (Decrease) in net assets from participant
   transactions.............................................    4$15,188        1$30,283       2$,157,462       3$70,123
    Increase (Decrease) in net assets.......................    6$13,159        1$36,947       3$,373,310       3$71,281
NET ASSETS:
  Beginning of year.........................................    136,947            --            371,281           --
                                                                 --------        --------       ----------       --------
  End of year...............................................    7$50,106        1$36,947       3$,744,591       3$71,281
                                                                 ========        ========       ==========       ========

(a) For the period March 27, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") is a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts and Futurity Accolade contracts (collectively, the "Contracts") and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, Salomon Brothers Variable Series Funds Inc. and Warburg Pincus Trust. With respect to the Futurity II contracts, the Funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Sun Capital Advisers Trust and Warburg Pincus Trust. With respect to the Futurity Accolade contracts, the Funds are:
AIM Variable Insurance Funds, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbet
Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment adviser to Sun Capital Advisers Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(2) SIGNIFICANT ACCOUNTING POLICIES

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Futurity and Futurity II contracts, 1.00% for Futurity Focus contracts and 1.30% for Futurity Accolade contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts and Futurity Accolade contracts and $50 in the case of Futurity Focus contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Futurity, Futurity II, and Futurity Focus Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                   Units Outstanding
                                                   Beginning of Year                  Units Purchased
                                             ------------------------------    ------------------------------
                                              Year Ended       Year Ended       Year Ended       Year Ended
                                             December 31,     December 31,     December 31,     December 31,
                                                 1999             1998             1999             1998
                                             -------------    -------------    -------------    -------------
 FUTURITY CONTRACTS:
 AIM1                            (a)            141,292          --                37,449          120,297
 AIM2                            (a)            204,502          --                28,920          188,055
 AIM3                            (b)            332,662          --                43,138          211,522
 AIM4                            (a)            216,812          --                22,277          175,562
 AL1                             (b)            285,990          --                96,119          220,381
 AL2                             (b)            194,995          --                37,009          166,134
 AL3                             (b)             77,472          --                12,426           46,464
 GS1                             (c)            210,952          --                34,405          174,066
 GS2                             (a)             31,476          --                   556           28,820
 GS3                             (a)            282,488          --                25,986          245,810
 GS4                             (a)            199,770          --                10,206          146,654
 GS5                             (d)             30,394          --                 2,948           22,922
 JP1                             (b)            293,787          --                83,392          153,409
 JP2                             (b)             52,419          --                 9,614           43,568
 JP3                             (b)             22,655          --                 8,150           14,226
 LA1                             (b)            333,805          --                61,424          295,576
 CAS                             (e)            403,733          --                35,843          182,671
 EGS                             (a)            397,132          --                60,135          286,458
 HYS                             (e)            217,924          --                27,858          136,139
 MMS                             (a)            371,404          --                29,531          520,396
 UTS                             (b)            278,221          --                49,525          168,365
 GSS                             (a)            150,350          --                31,435          124,697
 OP1                             (a)            363,748          --                45,042          249,514
 OP2                             (a)             93,160          --                19,463           80,719
 OP3                             (b)             86,567          --                11,061           62,966
 SB1                             (b)             21,329          --                 1,994           20,954
 SB2                             (b)             32,282          --                11,451           27,151
 SB3                             (a)            277,473          --                17,918          208,817
 SB4                             (b)            293,921          --                 4,406          199,267
 WP1                             (a)             22,480          --                 9,591           17,004
 WP2                             (b)             18,253          --                 5,461           17,656
 WP3                             (b)             14,715          --                 4,811           12,602
 WP4                             (b)             41,843          --                 2,953           42,727

                                       Units Transferred
                                      Between Sub-Accounts
                                              and                         Units Withdrawn,
                                       Fixed Accumulation                 Surrendered, and                 Units Outstanding
                                            Account                          Annuitized                       End of Year
                                 ------------------------------    ------------------------------    ------------------------------
                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
                                     1999             1998             1999             1998             1999             1998
                                 -------------    -------------    -------------    -------------    -------------    -------------
 FUTURITY CONTRACTS:
 AIM1                                68,417            21,989          (19,423)           (994)         227,735          141,292
 AIM2                               219,720            18,286          (10,712)         (1,839)         442,430          204,502
 AIM3                               451,578           126,191          (27,993)         (5,051)         799,385          332,662
 AIM4                               238,494            42,064          (18,770)           (814)         458,813          216,812
 AL1                                424,506            66,702          (51,286)         (1,093)         755,329          285,990
 AL2                                249,731            33,387          (46,903)         (4,526)         434,832          194,995
 AL3                                 96,080            31,855           (3,758)           (847)         182,220           77,472
 GS1                                194,122            37,773          (16,398)           (887)         423,081          210,952
 GS2                                 51,143             2,730           (2,812)            (74)          80,363           31,476
 GS3                                289,621            41,721          (22,792)         (5,043)         575,303          282,488
 GS4                                109,158            54,644          (18,062)         (1,528)         301,072          199,770
 GS5                                 31,634             7,479           (2,001)             (7)          62,975           30,394
 JP1                                220,364           143,890          (28,588)         (3,512)         568,955          293,787
 JP2                                 50,228             9,107           (6,937)           (256)         105,324           52,419
 JP3                                 11,780             8,529           (1,450)           (100)          41,135           22,655
 LA1                                328,125            40,527          (42,184)         (2,298)         681,170          333,805
 CAS                                 74,342           225,749          (23,482)         (4,687)         490,436          403,733
 EGS                                231,410           114,747          (44,248)         (4,073)         644,429          397,132
 HYS                                363,603            82,554          (28,271)           (769)         581,114          217,924
 MMS                                399,896          (145,427)        (137,740)         (3,565)         663,091          371,404
 UTS                                482,058           110,939          (47,559)         (1,083)         762,245          278,221
 GSS                                482,313            30,755          (28,386)         (5,102)         635,712          150,350
 OP1                                407,891           116,381          (46,676)         (2,147)         770,005          363,748
 OP2                                104,339            12,844           (8,463)           (403)         208,499           93,160
 OP3                                152,550            24,744          (14,649)         (1,143)         235,529           86,567
 SB1                                  8,915               660           (2,599)           (285)          29,639           21,329
 SB2                                 17,512             5,324           (2,530)           (193)          58,715           32,282
 SB3                                394,310            69,996          (40,441)         (1,340)         649,260          277,473
 SB4                                398,605            95,844          (39,609)         (1,190)         657,323          293,921
 WP1                                 37,994             5,576           (1,995)           (100)          68,070           22,480
 WP2                                 36,942               697           (7,725)           (100)          52,931           18,253
 WP3                                  5,081             2,213           (3,289)           (100)          21,318           14,715
 WP4                                114,098               (84)          (5,437)           (800)         153,457           41,843

(a) For the period February 20, 1998 (commencement of operations) through December 31, 1998.
(b) For the period March 27, 1998 (commencement of operations) through December 31, 1998.
(c) For the period March 12, 1998 (commencement of operations) through December 31, 1998.
(d) For the period March 17, 1998 (commencement of operations) through December 31, 1998.
(e) For the period February 26, 1998 (commencement of operations) through December 31, 1998.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                   Units Outstanding
                                                   Beginning of Year                  Units Purchased
                                             ------------------------------    ------------------------------
                                              Year Ended       Year Ended       Year Ended       Year Ended
                                             December 31,     December 31,     December 31,     December 31,
                                                 1999             1998             1999             1998
                                             -------------    -------------    -------------    -------------
 FUTURITY II CONTRACTS:
 AIM1                            (a)               100           --               181,039              100
 AIM2                            (a)             1,049           --               538,285            1,049
 AIM3                            (a)             1,704           --               573,115            1,704
 AIM4                            (b)             2,553           --               277,892            2,553
 AL1                             (a)             2,044           --               798,097            2,044
 AL2                             (b)             1,785           --               330,958            1,785
 AL3                             (a)               100           --               134,245              100
 GS1                             (c)               786           --               340,043              786
 GS2                             (a)               100           --                26,340              100
 GS3                             (b)             2,341           --               322,630            2,341
 GS4                             (a)               100           --                78,401              100
 GS5                             (c)               578           --                58,284              578
 JP1                             (a)               474           --               315,983              474
 JP2                             (a)               100           --                57,728              100
 JP3                             (a)               100           --                39,434              100
 LA1                             (b)             1,763           --               389,191            1,763
 CAS                             (a)             2,367           --               251,500            2,367
 EGS                             (c)             3,662           --               455,194            3,662
 HYS                             (b)               729           --               199,927              729
 UTS                             (c)               821           --               237,960              821
 GSS                             (b)             1,027           --               236,734            1,027
 TRS                             (d)            --               --               145,867           --
 MIT                             (d)            --               --               274,552           --
 NWD                             (d)            --               --                31,539           --
 MIS                             (d)            --               --               314,530           --
 OP1                             (b)             1,517           --               196,083            1,517
 OP2                             (a)               150           --                95,779              150
 OP3                             (a)               100           --                36,287              100
 OP4                             (a)               100           --               120,357              100
 SCA1                            (a)               200           --               516,555              200
 SCA2                            (a)             1,806           --               212,361            1,806
 SCA3                            (a)               705           --                40,953              705
 SCA4                            (e)            --               --                14,166           --
 SCA5                            (e)            --               --                17,823           --
 SCA6                            (e)            --               --                 3,004           --
 WP1                             (a)               100           --                24,172              100
 WP2                             (a)               100           --                17,409              100
 WP3                             (a)               100           --                 5,483              100
 WP4                             (a)               100           --                41,639              100

                                       Units Transferred
                                      Between Sub-Accounts
                                              and                         Units Withdrawn,
                                       Fixed Accumulation                 Surrendered, and                 Units Outstanding
                                            Account                          Annuitized                       End of Year
                                 ------------------------------    ------------------------------    ------------------------------
                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
                                     1999             1998             1999             1998             1999             1998
                                 -------------    -------------    -------------    -------------    -------------    -------------
 FUTURITY II CONTRACTS:
 AIM1                               123,465          --                (4,955)         --                299,649            100
 AIM2                               482,701          --               (24,533)         --                997,502          1,049
 AIM3                               656,563          --               (17,938)         --              1,213,444          1,704
 AIM4                               405,813          --               (26,694)         --                659,564          2,553
 AL1                                841,456          --               (21,446)         --              1,620,151          2,044
 AL2                                441,029          --               (17,839)         --                755,933          1,785
 AL3                                 93,499          --                (5,898)         --                221,946            100
 GS1                                282,453          --               (12,429)         --                610,853            786
 GS2                                 46,936          --                (1,555)         --                 71,821            100
 GS3                                417,400          --               (27,737)         --                714,634          2,341
 GS4                                126,524          --                (2,740)         --                202,285            100
 GS5                                 62,982          --                (1,965)         --                119,879            578
 JP1                                321,619          --               (13,072)         --                625,004            474
 JP2                                 63,482          --                (2,767)         --                118,543            100
 JP3                                 18,564          --                  (463)         --                 57,635            100
 LA1                                607,156          --               (15,964)         --                982,146          1,763
 CAS                                255,332          --                (8,903)         --                500,296          2,367
 EGS                                370,763          --               (25,152)         --                804,467          3,662
 HYS                                365,635          --               (12,291)         --                554,000            729
 UTS                                334,919          --               (21,239)         --                552,461            821
 GSS                                591,096          --               (21,291)         --                807,566          1,027
 TRS                                 76,462          --               (11,284)         --                211,045         --
 MIT                                361,529          --                (6,897)         --                629,184         --
 NWD                                 67,961          --                  (288)         --                 99,212         --
 MIS                                250,304          --               (10,654)         --                554,180         --
 OP1                                198,204          --                (7,187)         --                388,617          1,517
 OP2                                 17,112          --                (4,189)         --                108,852            150
 OP3                                 54,017          --                (1,806)         --                 88,598            100
 OP4                                 78,975          --                (2,615)         --                196,817            100
 SCA1                               220,638          --               (37,843)         --                699,550            200
 SCA2                               603,561          --               (49,583)         --                768,145          1,806
 SCA3                                98,307          --                (8,117)         --                131,848            705
 SCA4                                84,139          --                (1,485)         --                 96,820         --
 SCA5                               202,111          --                (2,819)         --                217,115         --
 SCA6                                41,050          --                  (185)         --                 43,869         --
 WP1                                 44,318          --                (1,413)         --                 67,177            100
 WP2                                 12,438          --                    (8)         --                 29,939            100
 WP3                                 17,472          --                  (529)         --                 22,526            100
 WP4                                 39,443          --                (1,304)         --                 79,878            100

(a) For the period December 15, 1998 (commencement of operations) through December 31, 1998.
(b) For the period December 17, 1998 (commencement of operations) through December 31, 1998.
(c) For the period December 29, 1998 (commencement of operations) through December 31, 1998.
(d) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(e) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                   Units Outstanding
                                                   Beginning of Year                  Units Purchased
                                             ------------------------------    ------------------------------
                                              Year Ended       Year Ended       Year Ended       Year Ended
                                             December 31,     December 31,     December 31,     December 31,
                                                 1999             1998             1999             1998
                                             -------------    -------------    -------------    -------------
 FUTURITY FOCUS CONTRACTS:
 AIM1                            (a)            --               --                13,472          --
 AIM2                            (a)            --               --                34,933          --
 AIM3                            (a)            --               --                60,253          --
 AIM4                            (a)            --               --                26,210          --
 AL1                             (a)            --               --                44,079          --
 AL2                             (a)            --               --                34,264          --
 AL3                             (a)            --               --                 9,602          --
 GS1                             (a)            --               --                 4,016          --
 GS2                             (a)            --               --                 1,112          --
 GS3                             (a)            --               --                20,053          --
 GS4                             (a)            --               --                29,333          --
 GS5                             (a)            --               --                 7,451          --
 JP1                             (a)            --               --                24,288          --
 JP2                             (a)            --               --                12,279          --
 JP3                             (a)            --               --                 2,178          --
 LA1                             (b)            --               --                38,221          --
 CAS                             (a)            --               --                21,046          --
 EGS                             (a)            --               --                46,092          --
 HYS                             (a)            --               --                25,654          --
 UTS                             (a)            --               --                21,976          --
 GSS                             (a)            --               --                48,404          --
 TRS                             (b)            --               --                 8,393          --
 MIT                             (b)            --               --                74,974          --
 NWD                             (b)            --               --                 7,662          --
 MIS                             (b)            --               --                34,173          --
 OP1                             (a)            --               --                10,772          --
 OP2                             (a)            --               --                10,112          --
 OP3                             (a)            --               --                 3,882          --
 OP4                             (a)            --               --                 4,578          --
 SCA1                            (a)            --               --               252,106          --
 SCA2                            (a)            --               --                34,864          --
 SCA3                            (a)            --               --                 2,727          --
 SCA4                            (c)            --               --                   319          --
 SCA5                            (c)            --               --                   100          --
 SCA6                            (c)            --               --                   578          --
 WP1                             (a)            --               --                   989          --
 WP2                             (a)            --               --                   100          --
 WP3                             (a)            --               --                   100          --
 WP4                             (a)            --               --                   123          --

                                       Units Transferred
                                      Between Sub-Accounts
                                              and                         Units Withdrawn,
                                       Fixed Accumulation                 Surrendered, and                 Units Outstanding
                                            Account                          Annuitized                       End of Year
                                 ------------------------------    ------------------------------    ------------------------------
                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                 December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
                                     1999             1998             1999             1998             1999             1998
                                 -------------    -------------    -------------    -------------    -------------    -------------
 FUTURITY FOCUS CONTRACTS:
 AIM1                                   181          --                    (36)        --                13,617          --
 AIM2                                 1,199          --                   (259)        --                35,873          --
 AIM3                                 2,227          --                 (8,373)        --                54,107          --
 AIM4                                  (398)         --                   (475)        --                25,337          --
 AL1                                  2,632          --                 (7,869)        --                38,842          --
 AL2                                   (404)         --                 (1,424)        --                32,436          --
 AL3                                   (382)         --                    (45)        --                 9,175          --
 GS1                                     76          --                     (7)        --                 4,085          --
 GS2                                 --              --                --              --                 1,112          --
 GS3                                    950          --                   (405)        --                20,598          --
 GS4                                 --              --                    (76)        --                29,257          --
 GS5                                  1,193          --                    (23)        --                 8,621          --
 JP1                                    676          --                 (6,274)        --                18,690          --
 JP2                                     29          --                    (74)        --                12,234          --
 JP3                                    541          --                    (10)        --                 2,709          --
 LA1                                  3,486          --                 (1,429)        --                40,278          --
 CAS                                  2,087          --                    (82)        --                23,051          --
 EGS                                  1,755          --                 (6,539)        --                41,308          --
 HYS                                  1,092          --                 (4,817)        --                21,929          --
 UTS                                    121          --                 (1,412)        --                20,685          --
 GSS                                 (5,086)         --                   (388)        --                42,930          --
 TRS                                    489          --                    (41)        --                 8,841          --
 MIT                                  1,759          --                 (2,255)        --                74,478          --
 NWD                                   (525)         --                     (9)        --                 7,128          --
 MIS                                  1,363          --                 (5,611)        --                29,925          --
 OP1                                 (3,121)         --                   (263)        --                 7,388          --
 OP2                                 (2,840)         --                   (296)        --                 6,976          --
 OP3                                 --              --                --              --                 3,882          --
 OP4                                  1,122          --                    (31)        --                 5,669          --
 SCA1                                 9,073          --               (219,651)        --                41,528          --
 SCA2                                   796          --                 (1,076)        --                34,584          --
 SCA3                                   289          --                   (374)        --                 2,642          --
 SCA4                                 1,839          --                   (218)        --                 1,940          --
 SCA5                                 2,630          --                   (380)        --                 2,350          --
 SCA6                                   675          --                --              --                 1,253          --
 WP1                                    483          --                --              --                 1,472          --
 WP2                                    761          --                --              --                   861          --
 WP3                                 --              --                --              --                   100          --
 WP4                                     71          --                --              --                   194          --

(a) For the period May 15, 1999 (commencement of operations) through December 31, 1999.
(b) For the period May 17, 1999 (commencement of operations) through December 31, 1999.
(c) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

FUTURITY, FUTURITY II, FUTURITY FOCUS AND FUTURITY ACCOLADE SUB-ACCOUNTS INCLUDED IN
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                       Units Transferred
                                                                                                     Between Sub-Accounts
                                                                                                              and
                                       Units Outstanding                                              Fixed Accumulation
                                       Beginning of Year                Units Purchased                     Account
                                 -----------------------------   -----------------------------   -----------------------------
                                  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                     1999            1998            1999            1998            1999            1998
                                 -------------   -------------   -------------   -------------   -------------   -------------
 FUTURITY ACCOLADE CONTRACTS (A):
 AIM1                               --              --               28,060         --                  (36)        --
 AIM2                               --              --               71,949         --                  184         --
 AIM3                               --              --               41,491         --                   64         --
 AIM4                               --              --               40,241         --                 (216)        --
 AL1                                --              --               78,117         --                  248         --
 AL2                                --              --               25,632         --                   82         --
 AL3                                --              --               12,969         --                    7         --
 GS1                                --              --               17,566         --                  (22)        --
 GS2                                --              --                1,535         --                  244         --
 GS3                                --              --               23,176         --                  253         --
 GS4                                --              --                5,354         --               --             --
 GS5                                --              --                6,485         --                  236         --
 JP1                                --              --                6,364         --                   91         --
 JP2                                --              --               10,762         --                  (25)        --
 JP3                                --              --                  228         --                5,370         --
 LA1                                --              --               55,648         --                  333         --
 CAS                                --              --                4,427         --               --             --
 EGS                                --              --               54,055         --                4,868         --
 HYS                                --              --               44,529         --                  279         --
 UTS                                --              --               49,738         --                  573         --
 GSS                                --              --               10,569         --                  448         --
 TRS                                --              --               42,576         --                  259         --
 MIT                                --              --               48,217         --                  174         --
 NWD                                --              --               18,756         --                  (74)        --
 MIS                                --              --               55,995         --                   35         --
 OP1                                --              --                  102         --               --             --
 OP2                                --              --               19,553         --                  (99)        --
 OP3                                --              --                  102         --               --             --
 OP4                                --              --               25,960         --                  158         --
 SCA1                               --              --              380,262         --              (13,639)        --
 SCA2                               --              --               11,119         --                  434         --
 SCA3                               --              --                2,115         --                  166         --
 SCA4                               --              --                9,040         --                  (13)        --
 SCA5                               --              --               17,605         --                  277         --
 SCA6                               --              --                  410         --                  (16)        --


                                       Units Withdrawn,
                                       Surrendered, and                Units Outstanding
                                          Annuitized                      End of Year
                                 -----------------------------   -----------------------------
                                  Year Ended      Year Ended      Year Ended      Year Ended
                                 December 31,    December 31,    December 31,    December 31,
                                     1999            1998            1999            1998
                                 -------------   -------------   -------------   -------------
 FUTURITY ACCOLADE CONTRACTS (A
 AIM1                                 (231)         --               27,793         --
 AIM2                                 (267)         --               71,866         --
 AIM3                                 (321)         --               41,234         --
 AIM4                                   (4)         --               40,021         --
 AL1                                  (373)         --               77,992         --
 AL2                                  (356)         --               25,358         --
 AL3                                    (7)         --               12,969         --
 GS1                                  (255)         --               17,289         --
 GS2                                    (4)         --                1,775         --
 GS3                                    (2)         --               23,427         --
 GS4                                --              --                5,354         --
 GS5                                  (139)         --                6,582         --
 JP1                                --              --                6,455         --
 JP2                                    (7)         --               10,730         --
 JP3                                --              --                5,598         --
 LA1                                  (422)         --               55,559         --
 CAS                                --              --                4,427         --
 EGS                                  (662)         --               58,261         --
 HYS                                  (579)         --               44,229         --
 UTS                                  (452)         --               49,859         --
 GSS                                    (5)         --               11,012         --
 TRS                                  (564)         --               42,271         --
 MIT                                    (5)         --               48,386         --
 NWD                                  (200)         --               18,482         --
 MIS                                  (257)         --               55,773         --
 OP1                                --              --                  102         --
 OP2                                  (384)         --               19,070         --
 OP3                                --              --                  102         --
 OP4                                  (333)         --               25,785         --
 SCA1                               --              --              366,623         --
 SCA2                               --              --               11,553         --
 SCA3                               --              --                2,281         --
 SCA4                               --              --                9,027         --
 SCA5                                   (4)         --               17,878         --
 SCA6                               --              --                  394         --

(a) For the period October 15, 1999 (commencement of operations) through December 31, 1999.

INDEPENDENT AUDITORS' REPORT

To the Participants in Futurity, Futurity II, Futurity Focus and Futurity
Accolade
  and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, The Alger American Growth Sub-Account, The Alger American Income and Growth Sub-Account, The Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE(SM) Large Cap Growth Sub-Account, Goldman Sachs VIT CORE(SM) Small Cap Equity Sub-Account, Goldman Sachs VIT CORE(SM) U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, OCC Equity Sub-Account, OCC Mid Cap Sub-Account, OCC Small Cap Sub-Account, OCC Managed Sub-Account, Salomon Brothers Variable Capital Sub-Account, Salomon Brothers Variable Investors Sub-Account, Salomon Brothers Variable Strategic Bond Sub-Account, Salomon Brothers Variable Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Blue Chip Mid Cap Sub-Account, Sun Capital Investors Foundation Sub-Account, Warburg Pincus Emerging Markets Sub-Account, Warburg Pincus International Equity Sub-Account, Warburg Pincus Post-Venture Capital Sub-Account and Warburg Pincus Small Company Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the "Sub-Accounts") as of
December 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 10, 2000

                                 Annual Report

                               December 31, 1999

                                     [LOGO]
A professionally managed annuity issued by Sun Life Assurance Company of Canada
                                     (U.S.)

            DIRECTORS AND OFFICERS OF SUN LIFE                      SUN LIFE ASSURANCE
            ASSURANCE COMPANY OF CANADA (U.S.)                      COMPANY OF CANADA (U.S.)
            ---------------------------------------------           ---------------------------------------
            DONALD A. STEWART, Chairman and Director                ANNUITY SERVICE MAILING ADDRESS
            C. JAMES PRIEUR, President and Director                 Sun Life of Canada (U.S.)
            JAMES A. McNULTY, III, Senior Vice President,           P.O. Box 9133
                General Manager and Director                        Boston, MA 02103-9986
            S. CAESAR RABOY, Director                               GENERAL DISTRIBUTOR
            RICHARD B. BAILEY, Director                             Clarendon Insurance Agency, Inc.
            M. COLYER CRUM, Director                                One Sun Life Executive Park
            DAVID D. HORN, Director                                 Wellesley Hills, MA 02481
            ANGUS A. MacNAUGHTON, Director                          AUDITORS
            GREGORY W. GEE, Director                                Deloitte & Touche LLP
            PETER F. DEMUTH, Vice President,                        200 Berkeley Street
                Chief Counsel and Assistant Secretary               Boston, MA 02116
            DAVEY S. SCOON, Vice President,                         This report is prepared for the general information
            Finance and Treasurer                                   of contract owners and participants. It is
            JAMES M. A. ANDERSON, Vice President,                   authorized for distribution to prospective
                Investments                                         purchasers only when preceded or accompanied by an
            ROBERT P. VROLYK, Vice President and                    effective prospectus.
                Actuary
            ELLEN B. KING, Counsel
                and Secretary

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                                                                 FUTUS-2 2/00 7M